                                                           File No. 333-43515
                                                                        --------
                                                                        811-1978

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/
      Pre-Effective Amendment No.                                         / /
      Post-Effective Amendment No. 1                                      /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/
      Amendment No. 29                                                    /X/



                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT A

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Cincinnati, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
              Ronald L. Benedict, Second Vice President and Counsel
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.



It is proposed that this filing will become effective (check appropriate space):

      ---     immediately upon filing pursuant to paragraph (b) of Rule 485
       X      on December 31, 1998 pursuant to paragraph (b) of Rule 485
      ---     60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ---     on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
      ---     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        OHIO NATIONAL VARIABLE ACCOUNT A


N-4 Item                            Caption in Prospectus
--------                            ---------------------
   1                                Cover Page

   2                                Glossary of Special Terms

   3                                Not applicable

   4                                Not applicable

   5                                Ohio National Life
                                    Ohio National Variable Account A
                                    The Funds

   6                                Deductions and Expenses

   7                                Description of Variable Annuity Contracts

   8                                Annuity Period

   9                                Death Benefit

   10                               Accumulation Period

   11                               Surrender and Partial Withdrawal

   12                               Federal Tax Status

   13                               Not applicable

   14                               Table of Contents

                                    Caption in Statement of Additional Information

   15                               Cover Page

   16                               Table of Contents

   17                               Not applicable

   18                               Custodian
                                    Independent Certified Public Accountants

   19                               See Prospectus (Distribution of Variable Annuity Contracts)
                                    Loans Under Tax-Sheltered Annuities

   20                               Underwriter

   21                               Calculation of Money Market Subaccount Yield
                                    Total Return

   22                               See Prospectus (Annuity Period)

   23                               Financial Statements

                                    Caption in Part C

   24                               Financial Statements and Exhibits

   25                               Directors and Officers of the Depositor

   26                               Persons Controlled by or Under Common Control with the Depositor or
                                    Registrant

   27                               Number of Contractowners

   28                               Indemnification

   29                               Principal Underwriter

   30                               Location of Accounts and Records

   31                               Not applicable

   32                               Undertakings and Representations

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS
                            FLEXIBLE PURCHASE PAYMENT
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                        OHIO NATIONAL VARIABLE ACCOUNT A
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                ONE FINANCIAL WAY
                             CINCINNATI, OHIO 45242
                            TELEPHONE (513) 794-6100

This prospectus offers a multiple funded, flexible purchase payment, individual variable annuity contract that provides for the accumulation of values and the payment of annuity benefits on a variable and/or fixed basis.

Variable annuities are designed to provide lifetime annuity payments which will vary with the investment results of the investment vehicle chosen. The accumulation value of a contract will vary with the investment performance of eligible investment companies ("Funds") prior to the annuity payout date, and the amount of each annuity payment will vary with the investment performance of the Funds subsequent to the commencement of annuity payments. There can be no assurance that the value of a contract during the years prior to the annuity payout date or the aggregate amount of annuity payments received after such date will equal or exceed the purchase payments made therefor.

The variable annuity contracts offered by this prospectus are designed for (1) annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code, (2) other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,
(3) individual retirement annuities qualifying for tax-deferred treatment under
Section 408 or 408A of the Code, (4) state and municipal deferred compensation plans and (5) non-tax-qualified retirement plans.


The minimum initial purchase payment is $5,000 ($2,000 for IRAs). Payments after the first payment may be made in amounts of at least $500 at any time ($300 for payroll deduction plans). Ohio National Life reserves the right to restrict total purchase payments in excess of $1,000,000.


Purchase payments are allocated to one or more (but not more than ten) subaccounts of Ohio National Variable Account A ("VAA") and/or the Guaranteed Account as directed by the contract owner. VAA is a separate account established by The Ohio National Life Insurance Company ("Ohio National Life"). The assets of VAA are invested in shares of the Funds. See page 2 for the list of available Funds. See the accompanying prospectuses of the Funds which might also contain information about portfolios that are not available for these contracts.

All or part of the contract's accumulation value may be withdrawn before the annuity payout date. Amounts withdrawn may be subject to federal income tax penalties. A contingent deferred sales charge up to 6% of the amount withdrawn may be assessed. Up to 10% of the accumulation value may be withdrawn each year without this charge. Exercise of contract rights may be subject to the terms of any qualified employee trust or annuity plan under which a contract is purchased. This prospectus contains no information concerning such trusts or plans.

The contracts offered hereby may be revoked by the purchaser without penalty within 10 days of their delivery (or such longer period required by state law).


THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA AND THE VARIABLE ANNUITY CONTRACTS OFFERED BY THIS PROSPECTUS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 4, 1999 THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE AND IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING OHIO NATIONAL LIFE AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON PAGE 2.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.



                                January 4, 1999

                                TABLE OF CONTENTS

Available Funds............................................2
Glossary of Special Terms..................................3
Fee Table..................................................3
Financial Statements.......................................8
Ohio National Life.........................................8
Ohio National Variable Account A ..........................9
The Funds..................................................9
Distribution of Variable Annuity Contracts ...............10
Deductions and Expenses...................................10
     Contingent Deferred Sales Charge ....................10
     Contract Administration Charge.......................11
     Deduction for Administrative Expenses ...............11
     Deduction for Risk Undertakings......................11
     Transfer Fee.........................................12
     Deduction for State Premium Tax......................12
     Fund Expenses........................................12
Description of Variable Annuity Contracts ................12
     10-Day Free Look.....................................12
     Accumulation Period..................................12
     Annuity Period.......................................17
     Contract Owner Inquiries.............................20
     Performance Data.....................................20
Federal Tax Status........................................21
IRA Disclosure Statement..................................24

                       STATEMENT OF ADDITIONAL INFORMATION
Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Subaccount Yield
Total Return
Transfer Limitations
The Year 2000 Issue
Appendix: Loans Under Tax-Sheltered Annuities
Financial Statements for VAA and Ohio National Life

                               Available Funds

Ohio National Fund, Inc.:                    Strategic Income Portfolio
                                             Stellar Portfolio
                                             Relative Value Portfolio
                                             Money Market Portfolio
                                             Bond Portfolio
                                             Omni Portfolio (a flexible fund)
                                             S&P 500 Index Portfolio
                                             International Portfolio
                                             Global Contrarian Portfolio
                                             Capital Appreciation Portfolio
                                             Growth & Income Portfolio
                                             Small Cap Growth Portfolio
                                             High Income Bond Portfolio
                                             Equity Income Portfolio
                                             Blue Chip Value Portfolio

Goldman Sachs Variable Insurance Trust:      Goldman Sachs Growth and Income Fund
                                             Goldman Sachs CORE U.S. Equity Fund
                                             Goldman Sachs Capital Growth Fund
                                             Goldman Sachs Global Income Fund

Janus Aspen Series:                          Growth Portfolio
                                             International Growth Portfolio
                                             Worldwide Growth Portfolio
                                             Balanced Portfolio

J.P. Morgan Series Trust II:                 J.P. Morgan Small Company Portfolio

Montgomery Funds III:                        Small Cap Opportunities Fund
                                             Emerging Markets Fund

Morgan Stanley Universal Funds, Inc.:        Fixed Income Portfolio
                                             U.S. Real Estate Portfolio
                                             Value Portfolio
                                             Emerging Markets Debt Portfolio

Salomon Brothers Variable
     Series Funds Inc.:                      Capital Fund
                                             Total Return Fund
                                             Investors Fund (a capital growth
                                             fund)

Strong Variable Insurance Funds, Inc.:       Strong Growth Fund II
                                             Strong Opportunity Fund II (a
                                             mid/small cap fund)
                                             Strong Schafer Value Fund II
The Dow (SM) Target Variable Fund LLC:       The Dow (SM) Target 10 Portfolios


                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD - The period prior to the annuity payout date and during the lifetime of the annuitant.
ACCUMULATION UNIT - A unit of measure used to determine the value of contracts during the accumulation period.
ACCUMULATION VALUE - The cash value of an annuity contract before the annuity payout date.
ANNUITANT - Any natural person who is to receive or is receiving annuity payments and upon whose continuation of life annuity payments with life contingencies depend.
ANNUITY PAYOUT DATE - The date on which annuity payments are to begin.
ANNUITY PAYMENTS - Periodic payments made to an annuitant pursuant to an annuity contract.
ANNUITY UNIT - A unit of measure used to determine the second and subsequent variable annuity payments and reflecting the investment performance of the Fund. FUND - Investment portfolios of any registered open-end investment company in which contract assets may be invested.

FUND SHARES - Shares of any available Fund.

GUARANTEED ACCOUNT - Fixed value allocations which are part of the general assets of Ohio National Life.

OWNER - During the lifetime of the designated annuitant and prior to the specified annuity payout date, the owner is the person in whose name the contract is registered. On and after the annuity payout date the annuitant becomes the owner. After the death of the annuitant, the beneficiary becomes the owner.
PURCHASE PAYMENTS - The amount of payments made by the owner or on his behalf under the annuity contract.
SETTLEMENT - The application of the accumulation value of an annuity contract under the settlement provisions contained therein.

SUBACCOUNT - Subdivisions of VAA, each of which invests exclusively in shares of a designated Fund.

VALUATION PERIOD - The period of time from one determination of accumulation unit and annuity unit values to their next determination. Such determination is made at the same time that the net asset value of Fund Shares is determined. See the accompanying Fund prospectuses.

1940 ACT - The Investment Company Act of 1940, as amended, or any similar successor federal legislation.

                                 FEE TABLE

CONTRACTOWNER TRANSACTION EXPENSES
Deferred Sales Load (as a percentage of            YEARS          PAYMENT
                                                   -----          -------
    value withdrawn; the                            1st            6%
    percentage varies with                          2nd            6%
    number of years from                            3rd            5%
    purchase payments to                            4th            4%
    which values relate)                            5th            2%
                                                    6th            1%
                                                    7th and later  0%

Exchange (transfer) Fee                 $10 (currently no charge for the first transfer each calendar month)
Annual Contract Fee                     $30 (no fee if contract value exceeds $50,000)

VAA ANNUAL EXPENSES (as a percentage
   of average account value)
Mortality and Expense Risk Fees ***                     1.15%
Account Fees and Expenses                               0.25%
                                                        -----
Total VAA Annual Expenses                               1.40%

FUND ANNUAL EXPENSES (after fee waiver) (as a percentage of each Fund's average net assets)



                                                      MANAGEMENT              OTHER            TOTAL FUND
                                                         FEES                EXPENSES           EXPENSES
                                                      ----------             --------          ----------


Ohio National Fund:
       Strategic Value Portfolio                         0.80%                 0.50%              1.30%
       Stellar Portfolio                                 1.00%                 0.54%              1.54%
       Relative Value Portfolio                          0.90%                 0.28%              1.18%
       Money Market Portfolio*                           0.25%                 0.13%              0.38%
       Bond Portfolio                                    0.60%                 0.18%              0.78%
       Omni Portfolio                                    0.55%                 0.16%              0.71%
       S&P 500 Index Portfolio                           0.40%                 0.12%              0.52%
       International Portfolio                           0.90%                 0.32%              1.22%
       Global Contrarian Portfolio                       0.90%                 0.42%              1.32%
       Capital Appreciation Portfolio                    0.80%                 0.15%              0.95%
       Growth & Income Portfolio                         0.85%                 0.10%              0.95%
       Small Cap Growth Portfolio**                      0.90%                 0.15%              1.05%
       High Income Bond Portfolio**                      0.75%                 0.25%              1.00%
       Equity Income Portfolio**                         0.75%                 0.50%              1.25%
       Blue Chip Portfolio**                             0.90%                 0.50%              1.40%
Goldman Sachs Variable Insurance Trust:
       Goldman Sachs Growth and Income Fund**            0.75%                 0.15%              0.90%
       Goldman Sachs CORE U.S. Equity Fund**             0.70%                 0.10%              0.80%
       Goldman Sachs Capital Growth Fund**               0.75%                 0.15%              0.90%
       Goldman Sachs Global Income Fund**                0.90%                 0.15%              1.05%
Janus Aspen Series:
       Growth Portfolio*                                 0.65%                 0.05%              0.70%
       International Growth Portfolio*                   0.67%                 0.29%              0.96%
       Worldwide Growth Portfolio*                       0.66%                 0.08%              0.74%
       Balanced Portfolio*                               0.76%                 0.07%              0.83%
J.P. Morgan Series Trust II:
       J.P.Morgan Small Company Portfolio                0.60%                 0.55%              1.15%
Montgomery Funds III:
     Small Cap Opportunities Fund**                      1.20%                 0.30%              1.50%
     Emerging Markets Fund*                              1.19%                 0.56%              1.75%
Morgan Stanley Universal Funds, Inc.:
       Fixed Income Portfolio*                          (0.61%)                1.31%              0.70%
       U.S. Real Estate Portfolio*                      (0.32%)                1.52%              1.10%
       Value Portfolio*                                 (0.40%)                1.32%              0.85%
       Emerging Markets Debt Portfolio*                  0.04%                 1.26%              1.30%
Salomon Brothers Variable Series Fund, Inc.:
       Capital Fund**                                    1.00%                 0.25%              1.25%
       Total Return Fund**                               0.80%                 0.45%              1.25%
       Investors Fund**                                  0.75%                 0.50%              1.25%
Strong Variable Insurance Funds, Inc.:
       Strong Growth Fund II                             1.00%                 0.20%              1.20%
       Strong Opportunity Fund II                        1.00%                 0.10%              1.10%
       Strong Schafer Value Fund II**                    1.00%                 0.20%              1.20%
The Dow Target Variable Fund LLC:
       The Dow Target 10 Portfolios**                    0.60%                 0.15%              0.75%

EXAMPLE - If you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each subaccount, assuming 5% annual return:


                                             1 YEAR         3 YEARS           5 YEARS           10 YEARS
                                             ------          -------          -------           --------


Ohio National Fund, Inc.:
     Strategic Income Portfolio              $  83             $133             $168              $318
     Stellar Portfolio                          85              140              180               340
     Relative Value Portfolio                   81              129              162               306
     Money Market Portfolio*                    73              105              122               225
     Bond Portfolio                             77              117              142               267
     Omni Portfolio                             77              115              139               260
     S&P 500 Index Portfolio                    75              109              129               240
     International Portfolio                    82              131              164               310
     Global Contrarian Portfolio                83              134              169               320
     Capital Appreciation Portfolio             79              122              151               284
     Growth & Income Portfolio                  79              122              151               284
     Small Cap Growth Portfolio**               80              125              156               293
     High Income Bond Portfolio**               80              124              153               289
     Equity Income Portfolio**                  82              131              166               313
     Blue Chip Portfolio**                      84              136              173               327
Goldman Sachs Variable Insurance Trust:
     Goldman Sachs Growth and Income Fund**     79              121              148               279
     Goldman Sachs CORE U.S. Equity Fund**      78              118              143               269
     Goldman Sachs Capital Growth Fund**        79              121              148               279
     Goldman Sachs Global Income Fund**         80              125              156               293
Janus Aspen Series:
     Growth Portfolio*                          77              115              138               258
     International Growth Portfolio*            79              123              151               285
     Worldwide Growth Portfolio*                77              116              140               263
     Balanced Portfolio*                        78              119              145               272
J.P. Morgan Series Trust II:
     J.P. Morgan Small Company Portfolio        81              128              161               303
Montgomery Funds III:
     Small Cap Opportunities Fund**             85              139              178               336
     Emerging Markets Fund*                     87              146              190               359
Morgan Stanley Universal Funds, Inc.:
     Fixed Income Portfolio*                    77              115              138               258
     U.S. Real Estate Portfolio*                81              127              158               298
     Value Portfolio*                           78              119              146               274
     Emerging Markets Debt Portfolio*           83              133              168               318
Salomon Brothers Variable Series Fund, Inc.:
     Capital Fund**                             82              131              166               313
     Total Return Fund**                        82              131              166               313
     Investors Fund**                           82              131              166               313
Strong Variable Insurance Funds, Inc.:
     Strong Growth Fund II                      82              130              163               308
     Strong Opportunity Fund II                 81              127              158               298
     Strong Schafer Value Fund II**             82              130              163               308
The Dow Target Variable Fund LLC:
     The Dow Target 10 Portfolios**             77              116              141               264

EXAMPLE - If you do not surrender your contract or you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                             1 YEAR         3 YEARS           5 YEARS           10 YEARS
                                             ------          -------          -------           --------


Ohio National Fund, Inc.:
     Strategic Income Portfolio              $  29             $  88            $150              $318
     Stellar Portfolio                          31                95             162               340
     Relative Value Portfolio                   28                85             144               306
     Money Market Portfolio*                    20                61             104               225
     Bond Portfolio                             24                73             125               267
     Omni Portfolio                             23                71             121               260
     S&P 500 Index Portfolio                    21                65             111               240
     International Portfolio                    28                86             146               310
     Global Contrarian Portfolio                29                89             151               320
     Capital Appreciation Portfolio             25                78             133               284
     Growth & Income Portfolio                  25                78             133               284
     Small Cap Growth Portfolio**               26                81             138               293
     High Income Bond Portfolio**               26                79             136               289
     Equity Income Portfolio**                  28                87             148               313
     Blue Chip Portfolio**                      30                91             155               327
Goldman Sachs Variable Insurance Trust:
     Goldman Sachs Growth and Income Fund**     25                76             131               279
     Goldman Sachs CORE U.S. Equity Fund**      24                73             126               269
     Goldman Sachs Capital Growth Fund**        25                76             131               279
     Goldman Sachs Global Income Fund**         26                81             138               293
Janus Aspen Series:
     Growth Portfolio*                          23                70             120               258
     International Growth Portfolio*            25                78             134               285
     Worldwide Growth Portfolio*                23                72             123               263
     Balanced Portfolio*                        24                74             127               272
J.P. Morgan Series Trust II:
     J.P. Morgan Small Company Portfolio        27                84             143               303
Montgomery Funds III:
     Small Cap Opportunities Fund**             31                94             160               336
     Emerging Markets Fund*                     33               102             172               359
Morgan Stanley Universal Funds, Inc.:
     Fixed Income Portfolio*                    23                70             120               258
     U.S. Real Estate Portfolio*                27                82             141               298
     Value Portfolio*                           24                75             128               274
     Emerging Markets Debt Portfolio*           29                88             150               318
Salomon Brothers Variable Series Fund, Inc.:
     Capital Fund**                             28                87             148               313
     Total Return Fund**                        28                87             148               313
     Investors Fund**                           28                87             148               313
Strong Variable Insurance Funds, Inc.:
     Strong Growth Fund II                      28                85             145               308
     Strong Opportunity Fund II                 27                82             141               298
     Strong Schafer Value Fund II**             28                85             145               308
The Dow Target Variable Fund LLC:
     The Dow Target 10 Portfolios**             23                72             123               264

* For certain Funds, management fees are presently being voluntarily waived in part or in whole by the Fund's investment adviser (and, where the management fee is shown as a negative, the investment adviser is further reimbursing the Fund) in order to reduce total Fund expenses. Without those waivers and reimbursements, the management fees would be as follows:

Ohio National Fund, Inc.
     Money Market Portfolio                          0.30%
Janus Aspen Series
     Growth Portfolio                                0.74%
     International Growth Portfolio                  0.72%
     Worldwide Growth Portfolio                      0.77%
     Balanced Portfolio                              0.77%
Montgomery Funds III
     Emerging Markets Fund                           1.25%
Morgan Stanley Universal Funds, Inc.
     Fixed Income Portfolio                          0.40%
     U.S. Real Estate Portfolio                      0.80%
     Value Portfolio                                 0.55%
     Emerging Markets Debt Portfolio                 0.80%

EXAMPLE - Without the voluntary fee waivers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment, assuming 5% annual return:

                                             1 YEAR         3 YEARS           5 YEARS           10 YEARS
                                             ------          -------          -------           --------


Ohio National Fund, Inc.
     Money Market Portfolio                  $  74             $109             $124              $231
Janus Aspen Series
     Growth Portfolio                           78              118              143               268
     International Growth Portfolio             80              124              154               290
     Worldwide Growth Portfolio                 78              119              146               274
     Balanced Portfolio                         78              119              145               273
Montgomery Funds III
     Emerging Markets Fund                      88              148              193               365
Morgan Stanley Universal Funds, Inc.
     Fixed Income Portfolio                     87              145              188               356
     U.S. Real Estate Portfolio                 93              163              217               410
     Value Portfolio                            88              150              196               370
     Emerging Markets Debt Portfolio            90              155              205               387

EXAMPLE - Without the voluntary fee waivers, if you do not surrender your contract or you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

                                             1 YEAR         3 YEARS           5 YEARS           10 YEARS
                                             ------          -------          -------           --------


Ohio National Fund, Inc.
     Money Market Portfolio                  $  20             $  62            $107              $231
Janus Aspen Series
     Growth Portfolio                           24                73             125               268
     International Growth Portfolio             26                80             136               290
     Worldwide Growth Portfolio                 24                75             128               274
     Balanced Portfolio                         24                75             128               273
Montgomery Funds III
     Emerging Markets Fund                      34               103             175               365
Morgan Stanley Universal Funds, Inc.
     Fixed Income Portfolio                     33               100             170               356
     U.S. Real Estate Portfolio                 39               118             199               410
     Value Portfolio                            34               105             178               370
     Emerging Markets Debt Portfolio            36               111             187               387

** The "Other Expenses" (and, accordingly, the Total Fund Expenses) for these Funds are based on estimates.

*** The Mortality and Expense Risk fees may be changed at any time, but may not presently be increased to more than 1.15% and for contracts issued in the future to more than 1.55%.

The purpose of the above table is to help you to understand the costs and expenses that a variable annuity contractowner will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the Guaranteed Account. Neither the table nor the examples reflect any premium taxes that may be applicable to a contract, which currently range from 0% to 3.5%. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that may be offered by Ohio National Life. For further details, see DEDUCTION For STATE PREMIUM TAX, page 11.


FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, and the Independent Auditors' Reports thereon, may be found in the Statement of Additional Information.

OHIO NATIONAL LIFE


Ohio National Life was organized under the laws of Ohio in 1909 as a stock life insurance company and became a mutual life insurance company in 1959. It writes life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently it has assets in excess of $6.3 billion and equity in excess of $600 million. Its home office is located at One Financial Way, Cincinnati, Ohio 45242. Ohio National Life recently reorganized as a stock company ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership of the latter being by the policyholders.

OHIO NATIONAL VARIABLE ACCOUNT A

VAA was established in 1969 by Ohio National Life as a separate account under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA are, as provided in the contracts, credited to or charged against VAA without regard to other income, gains or losses of Ohio National Life. The assets maintained in VAA will not be charged with any liabilities arising out of any other business conducted by Ohio National Life. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are general corporate obligations of Ohio National Life. Accordingly, all of Ohio National Life's assets are available to meet its obligations under the contracts. VAA is registered as a unit investment trust under the 1940 Act. The assets of the subaccounts of VAA are invested at net asset value (without an initial sales charge) in shares of corresponding Funds. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for the contracts offered herein.

THE FUNDS

The Funds presently available are listed on page 2. The Funds are open-end investment companies registered under the 1940 Act. Fund Shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk of changing economic conditions as well as the risk inherent in the ability of management to anticipate changes necessary in such investments to meet changes in economic conditions.



The Funds receive investment advice, for a fee, from their investment advisers. Those fees are shown in the Fee Table beginning on page 3. For Ohio National Fund, Inc. and the Dow-Target Variable Fund LLC, the adviser is Ohio National Investments, Inc. (with Federated Global Research Corp. as sub-adviser to the International and Global Contrarian Portfolios, T. Rowe Price Associates, Inc. as sub-adviser to the Capital Appreciation Portfolio, Robertson Stephens Investment Management, L.P. as sub-adviser to the Growth & Income and Small Cap Growth Portfolios, Federated Investment Counseling as sub-adviser to the High Income Bond, Equity Income and Blue Chip Portfolios, Star Bank, NA, as sub-adviser to the Strategic Income, Stellar and Relative Value Portfolios, and First Trust Advisors L.P. as sub-adviser to the Dow Target Variable Fund LLC); for Goldman Sachs Growth and Income Fund, Goldman Sachs CORE U.S. Equity Fund and Goldman Sachs Capital Growth Fund, the adviser is Goldman Sachs Asset Management, and for Goldman Sachs Global Income Fund, the adviser is Goldman Sachs Asset Management International; for Janus Aspen Series, the adviser is Janus Capital Corporation; for J.P. Morgan Series Trust II, the adviser is J.P. Morgan Investment Management, Inc.; for Montgomery Funds III, the advisor is Montgomery Asset Management, LLC; for Morgan Stanley Universal Funds, Inc., the adviser of the U.S. Real Estate and Emerging Markets Equity Portfolios is Morgan Stanley Asset Management, Inc., and the adviser of the Fixed Income and Value Portfolios is Miller Anderson & Sherrerd, LLP; for Salomon Brothers Variable Series Funds Inc., the adviser is Salomon Brothers Asset Management, Inc.; and for Strong Variable Insurance Funds, Inc., the adviser is Strong Capital Management, Inc. Affiliates of each of the Funds may compensate Ohio National Life based upon an annual percentage of the average assets of each Fund that are allocated to VAA. These percentage amounts vary by Fund and are intended to compensate Ohio National Life for administrative and other services that it provides to the Funds and their affiliates.



For additional information concerning the Funds, including the investment objectives of each, see the Fund prospectuses. Read the Fund prospectuses carefully before investing. The Fund prospectuses may contain information about other portfolios that are not available as investment options for the contract offered herein. There is no assurance that the stated objectives and policies of any of the Funds will be achieved.


MIXED AND SHARED FUNDING

In addition to being offered to VAA, certain Fund Shares are currently offered to other separate accounts of Ohio National Life in connection with variable annuity contracts and a separate account of Ohio National Life Assurance

Corporation in connection with variable life insurance contracts. Fund Shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity separate accounts or for separate accounts of other life insurance companies to invest in Fund Shares. Although neither Ohio National Life nor any of the Funds currently foresees any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events in order to identify any material conflict between different types of contractowners and to determine what action, if any, should be taken in response thereto, including the possible withdrawal of VAA`s participation in a Fund. Material conflicts could result from such things as (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any Fund; or (4) differences between voting instructions given by different types of contractowners.

VOTING RIGHTS

Ohio National Life shall vote Fund Shares held in VAA at meetings of shareholders of a Fund in accordance with voting instructions received from contract owners. The number of Fund Shares for which an owner is entitled to give instructions will be determined by Ohio National Life in the manner described below, not more than 90 days prior to the meeting of shareholders. Proxy material will be distributed to each owner together with appropriate forms for giving voting instructions. Fund Shares held in VAA, for which no timely instructions are received, will be voted by Ohio National Life in proportion to the instructions which are received with respect to all contracts participating in VAA.

During the accumulation period, the number of Fund Shares for which instructions may be given to Ohio National Life is determined by dividing the variable accumulation value of a subaccount of the contract by the net asset value of a share of the corresponding Fund as of the same date. During the annuity payment period, the number of Fund Shares for which such instructions may be given is determined by dividing the actuarial liability for variable annuities in the course of payment by the net asset value of a Fund Share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by Ohio National Life insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ," a wholly-owned subsidiary of Ohio National Life) which is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Ohio National Life pays ONEQ 7.25% of each purchase payment and ONEQ then pays a portion of that amount to the broker-dealers as compensation for their sales efforts. The broker-dealers will remunerate their registered representatives from their own funds. Purchase payments on which no compensation is paid to registered representatives may not be included in amounts on which the sales compensation will be paid to ONEQ. To the extent that the amount of the contingent deferred sales charge received by Ohio National Life is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from Ohio National Life's general account assets which include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Cincinnati, Ohio 45242.

                             DEDUCTIONS AND EXPENSES

SALES CHARGE

No deduction is made for sales expense from purchase payments. A contingent deferred sales charge may be assessed by Ohio National Life when a contract is surrendered or a partial withdrawal is made to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The charge equals a percentage of the amount withdrawn. This percentage will vary with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

                         YEARS                    PAYMENT
                          1st                       6%
                          2nd                       6%
                          3rd                       5%
                          4th                       4%
                          5th                       2%
                          6th                       1%
                          7th and later             0%

During each contract year, partial withdrawals of not more than 10% of the accumulation value (as of the day of the first withdrawal made during that contract year) may be made without the imposition of the contingent deferred sales charge.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or at the time of surrender of the contract), Ohio National Life will deduct a contract administration charge of $30 from the accumulation value to reimburse it for the expenses relating to the maintenance of the contract. There is no contract administration charge (a) for contracts having a value of at least $50,000 on the contract anniversary or (b) after the annuity payout date. Ohio National Life guarantees not to increase the contract administration charge.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

A deduction is made at the end of each valuation period equal to 0.25% on an annual basis of the contract value for administrative expenses. This deduction is designed to reimburse Ohio National Life for expenses incurred for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc., not covered by the contract administration charge.

DEDUCTION FOR RISK UNDERTAKINGS

Prior to the annuity payout date, Ohio National Life guarantees that the accumulation value of all contracts will not be affected by any excess of sales and administrative expenses over the deductions provided therefor. Ohio National Life also guarantees to pay a death benefit in the event of the annuitant's death prior to the annuity payout date (see Death Benefit, page 15). After the annuity payout date, Ohio National Life guarantees that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, Ohio National Life, in determining the accumulation unit values and the annuity unit values for each subaccount, makes a deduction from the applicable investment results equal to 1.15% of the contract value on an annual basis. However, Ohio National Life has agreed that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. Ohio National Life may discontinue this limitation on its right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. That deduction may be decreased by Ohio National Life at any time and may be increased not more frequently then annually to not more than 1.55% on an annual basis. Although Ohio National Life views the risk charge as an indivisible whole, of the amount currently being deducted, it has estimated that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. Although Ohio National Life hopes to realize a profit from this charge, if the deduction is insufficient to cover the actual risk involved, the loss will fall on Ohio National Life; conversely, if the deduction proves more than sufficient, the excess will be a gain to Ohio National Life.

TRANSFER FEE

A transfer fee of $10 is made for each transfer from one or more subaccounts to one or more other subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is effected. No fee is charged for the first transfer each calendar month.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are presently 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in the South Dakota, 2.0% in Kansas, Kentucky and Maine, 2.25% in the District of Columbia, 2.35% in California and 3.5% in Nevada. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin. However, in Kansas, South Dakota and Wyoming, they are presently being deducted from purchase payments.

FUND EXPENSES
There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the accompanying prospectuses of the Funds.

                    DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

10-DAY FREE LOOK

The contract owner may revoke the contract at any time until the end of 10 days after receipt of the contract (or such longer period as may be required by applicable state law) and receive a refund of the value of the contract as of the date of the cancellation. To revoke, the owner must return the contract to Ohio National Life within the free look period. In Georgia, Idaho, Indiana, Nebraska, Nevada, North Carolina, Oklahoma, South Carolina, Utah and Washington, state law requires that the original purchase price be returned in lieu of the current contract value in case of revocation during the free look period. Any purchase payments received from these states to be allocated to variable subaccounts will first be allocated to the Money Market subaccount until the end of the free look period as provided in the contract.

ACCUMULATION PERIOD
PURCHASE PAYMENT PROVISIONS


The contracts provide for a minimum initial purchase payment of $5,000 ($2,000 for IRAs), and minimum subsequent purchase payments of $500 per payment ($300 for payroll deduction plans). Ohio National Life reserves the right to restrict total purchase payments in excess of $1,000,000. Subject to these limits, payments may be made at any time. Failure to make payments shall not constitute a default.


ACCUMULATION UNITS

Prior to the annuity payout date, the contract value is measured by accumulation units. Each purchase payment results in the crediting of accumulation units to the contract (see Crediting Accumulation Units). The number of accumulation units so credited remains constant but the dollar value of accumulation units will vary depending upon the investment results of the particular subaccount to which payments are allocated.

CREDITING ACCUMULATION UNITS

Orders or applications, together with the first purchase payment, are forwarded to the home office of Ohio National Life for acceptance. Upon acceptance, a contract is issued to the contract owner, and the first purchase payment is then credited to the contract in the form of accumulation units. Initial purchase payments are credited not later than two business days after receipt if all information necessary for issuing a contract and processing the purchase payment is complete. If this cannot be done within five business days, the purchase payment will be returned immediately to the applicant unless the applicant specifically consents to having Ohio National Life retain the purchase payment until the necessary information is completed. After that, the purchase payment will be credited within two business days. Subsequent purchase payments are sent directly to the home office of Ohio National Life and are applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the value of the appropriate accumulation unit next computed after the payment is received at the home office of Ohio National Life.

ALLOCATION OF PURCHASE PAYMENTS

You may direct the allocation of your purchase payments among up to 10 subaccounts of VAA and to the Guaranteed Account. The amount allocated to any subaccount or the Guaranteed Account must equal a whole percentage. The allocation of future purchase payments may be changed at any time upon written notice to the home office of Ohio National Life.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

The accumulation unit value of each subaccount of VAA was set at $10 when the first payment for these contracts was allocated to each subaccount. The accumulation unit value for any subsequent valuation period is determined by multiplying the accumulation unit value for the immediately preceding valuation period by the net investment factor (described below) for such subsequent valuation period. The accumulation value is determined by multiplying the total number of accumulation units (for each subaccount) credited to the contract by the accumulation unit value (for such subaccount) for the valuation period for which the accumulation value is being determined.

NET INVESTMENT FACTOR

The net investment factor is a quantitative measure of the investment results of each subaccount of VAA. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

 (a)  is -

      (1) the net asset value of the corresponding Fund Share determined as of the end of a valuation period, plus

      (2) The per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

      (3) per share charge or credit for any taxes paid or reserved for which is determined by Ohio National Life to result from the maintenance or operation of that subaccount of VAA; (No federal income taxes are applicable under present law.)

 (b) is the net asset value of the corresponding Fund Share determined at the end of the preceding valuation period; and

 (c) is the deduction for administrative and sales expenses and risk undertakings. (See Deduction for Administrative Expenses, page 10, and, Deduction for Risk Undertakings, page 11.)


SURRENDER AND PARTIAL WITHDRAWAL

Prior to the annuity payout date, or thereafter in the case of annuity Option 1(e) described below, the owner of a contract may surrender (totally withdraw the value of) his or her contract for its accumulation value or elect a partial (at least $1,000) withdrawal therefrom. These transactions may be subject to the contingent deferred sales charge described on page 10. That charge is a percentage of the total amount withdrawn. For example, if a partial withdrawal of $1,000 is requested during the first two years after the first purchase payment for which there are contract values, and after you have received that year's "free" withdrawal of 10% of the accumulation value, Ohio National Life would pay you $1,000, but the total amount deducted from the accumulation value would be $1,063.83 (i.e., $1,063.83 x 6%

= $63.83). Unless otherwise specified, the withdrawal will be made pro-rata from the values of each subaccount. The amount available for withdrawal is the sum of the subaccount values less the contingent deferred sales charge, if any. In the case of a complete surrender, the amount payable is also reduced by the amount of the contract administration charge. Payment by Ohio National Life shall be made within seven days from the date of receipt of the request for such payment except as it may be deferred under the circumstances described below. Surrenders and partial withdrawals are limited or not permitted in connection with certain retirement plans. See Tax Deferred Annuities, page 21. For tax consequences of a surrender or withdrawal, see Federal Tax Status, page 20.

Occasionally Ohio National Life may receive a request for a surrender or partial withdrawal which includes contract values derived from purchase payments which have not cleared the banking system. Ohio National Life may delay mailing that portion which relates to such payments until the check for the purchase payment has cleared. Ohio National Life requires the return of the contract in the case of a complete surrender.

The right to withdraw may be suspended or the date of payment postponed (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange, as determined by the Securities and Exchange Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of the Fund's net assets; or (3) or such other periods as the Commission may by order permit for the protection of security holders.

TRANSFERS AMONG SUBACCOUNTS

Contract values may be transferred from one or more subaccounts to one or more other subaccounts upon the request of the owner. Transfers may be made at any time during the accumulation period. The amount of any such transfer from or to any subaccount must be at least $300 (or the entire value of the contract's interest in a subaccount, if less). Ohio National Life reserves the right to limit the number, frequency, method or amount of transfers. Transfers from any Fund on any one day may be limited to 1% of the previous day's total net assets of that Fund if Ohio National Life or the Fund in its or their discretion, believes that the Fund might otherwise be damaged. If and when transfers must be so limited, some transfer requests will not be made. In determining which requests will be made, scheduled transfers (pursuant to a pre-existing DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. Contract owners whose transfer requests are not made will be so notified. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, a new transfer request would have to be submitted in order to make a transfer that was not made because of these limitations. After the annuity payout date, transfers among subaccounts can only be made once each calendar quarter. Such transfers may then be made without a transfer fee. (See Transfer Fee, page 11, and Transfers after Annuity Payout Date, page 18). Ohio National Life may restrict transfers of a contract's Guaranteed Account value during a contract year to not more than 20% of such value (or $1,000, if greater) as of the beginning of that contract year.

TELEACCESS
If the contract owner first submits a pre-authorization form to Ohio National Life, contract and unit values and interest rates can be checked and transfers may be made by telephoning Ohio National Life between 7:00 a.m. and 7:00 p.m. (Eastern time) on days that it is open for business, at 1-800-366-6654, #8. Ohio National Life will honor pre-authorized telephone transfer instructions from anyone who is able to provide the personal identifying information requested via TeleAccess. Telephone transfer requests will not be honored after the annuitant's death. For added security, transfers are confirmed in writing sent to the owner on the next business day. However, if a transfer cannot be completed as requested, a customer service representative will contact the owner in writing sent within 48 hours of the TeleAccess request.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

Ohio National Life administers a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300, (a) from any variable subaccount(s) to any other subaccount(s), including the Guaranteed Account, or (b) from the Guaranteed Account to any other subaccount(s), if the DCA program is established at the time the contract is issued, the DCA program is scheduled to begin within 6 months of contract issue and the term of the DCA program does not exceed 2 years. For transfers from variable subaccounts, at least 12 transfers must be scheduled and the term of the DCA program may not exceed 5 years. Each DCA transfer must be at least $300 and at least 12 DCA transfers must be scheduled. No transfer fee is charged for DCA transfers. Ohio National Life may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving Ohio National Life written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a fund with a stabilized net asset value, such as the Money Market subaccount, will generally reduce the average total cost of indirectly purchasing Fund Shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a subaccount not having a stabilized net asset value, DCA will have the effect of reducing the average price of the shares being redeemed. DCA might also be used to systematically transfer accumulation values from variable subaccounts to the Guaranteed Account, in anticipation of retirement, in order to reduce the risk of making a single transfer during a low market.


PORTFOLIO REBALANCING

You may elect to have Ohio National Life automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated subaccounts. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated subaccounts having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

To elect this option, or to discontinue it, you must provide Ohio National Life with written authorization. Portfolio rebalancing transactions are not included for the purpose of determining any transfer charge.

NURSING FACILITY CONFINEMENT

The contingent deferred sales charge will be waived if the annuitant is, or has been, confined to a state-licensed or legally-operated inpatient nursing facility for at least 30 consecutive days and (1) the confinement begins after the first contract anniversary, (2) the contract was issued before the annuitant's 80th birthday, and (3) the request for surrender or partial withdrawal, together with proof of the confinement, is received at Ohio National Life's home office while the annuitant is confined or within 90 days after discharge from the facility. This waiver of the contingent deferred sales charge may not be available in all states.


DEATH BENEFIT

In the event of the death of the annuitant and any contingent annuitant prior to the annuity payout date, the contract provides a death benefit to be paid to a designated beneficiary. (Death benefits are not available on any contract purchased through a bank in Puerto Rico.) The amount of the death benefit will be determined as of the date of the annuitant's death. It will be paid to the beneficiary in a single sum unless the owner or beneficiary elects settlement under one or more of the settlement options provided in the contract.

The death benefit will be the greatest of: (a) the contract value; or (b) the net of purchase payments less withdrawals; or (c) the stepped-up death benefit amount if the contract has been in effect for at least 3 years. For the 3-year period beginning on the third contract anniversary, the stepped-up death benefit will be the greater of (i) the contract value as of the third anniversary or
(ii) the net of purchase payments less withdrawals made on or before the third anniversary. At the beginning of each later 3-year period (until the annuitant attains age 90), the stepped-up death benefit will be the greater of (i) the contract value on that date or (ii) the death benefit as of the last day of the preceding 3-year period. The stepped-up death benefit amount is increased by purchase payments and decreased by withdrawals made during each 3-year period after the third anniversary.

In those states where permitted, an optional annual stepped-up death benefit may be elected at the time the contract is issued. With that option, the death benefit will be increased, until the annuitant attains age 80, in the manner indicated in the preceding paragraph, until the annuitant attains age 80, on each contract anniversary on which the contract value exceeds the death benefit for the previous year. There is an additional charge (presently at an annual rate of 0.05% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit.

In those states where permitted, a guaranteed minimum death benefit may be elected at the time the contract is issued. With this option, the death benefit is the greater of (a) the contract value on the date of death or (b) the guaranteed minimum death benefit amount. The guaranteed minimum death benefit amount for contract values held in the Guaranteed Account and the Money Market subaccount is the contract value as of the date of death. For all other subaccounts, the guaranteed minimum death benefit amount is (i) the net of purchase payments less withdrawals plus (ii) a daily increase at, until the annuitant attains age 80, an effective annual rate of 6%. There is an additional charge for this option of 0.25% of the guaranteed minimum death benefit amount.

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. Any portion of a contract relating to the Guaranteed Account is not registered under the Securities Act of 1933. The Guaranteed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Guaranteed Account nor any interests in it are subject to the provisions or restrictions of either such Act, and the disclosures regarding it have not been reviewed by the staff of the Securities and Exchange Commission.

The Guaranteed Account consists of all of Ohio National Life's general assets other than those allocated to a separate account. Purchase payments and contract values may be allocated between the Guaranteed Account and VAA. The allocation will be as elected by the owner at the time of purchase or as subsequently changed.

Ohio National Life will invest its general assets in its discretion as allowed by applicable state law. Investment income from Ohio National Life's general assets will be allocated to those contracts having guaranteed values in accordance with the terms of such contracts.

The amount of investment income allocated to the contracts will vary from year to year in Ohio National Life's sole discretion. However, Ohio National Life guarantees that it will credit interest at a rate of not less than 3.00% per year, compounded annually, to contract values allocated to the Guaranteed Account. Ohio National Life may credit interest at a rate in excess of 3.00%, but any such excess interest credit will be in Ohio National Life's sole discretion.

Ohio National Life guarantees that, prior to the commencement of annuity payout, the guaranteed value of a contract will never be less than (a) the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus
(b) interest credited at the rate of 3.00% per year compounded annually, plus
(c) any additional excess interest Ohio National Life may credit to guaranteed values, and less (d) any partial withdrawals, loans and transfers from the guaranteed values, and less (e) any contingent deferred sales charges on partial withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account. No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See "Deductions and Expenses".)

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, Ohio National Life reserves the right to restrict transfers of a contract's Guaranteed Account value during a contract year to not more than 20% of such value as of the beginning of a contract year (or $1,000, if greater). As provided by applicable state law, Ohio National Life reserves the right to defer the payment of amounts withdrawn from the Guaranteed Account for a period not to exceed six months from the date written request for such withdrawal is received by Ohio National Life.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

Ohio National Life and its affiliated companies offer a credit on the purchase of contracts by any of their employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, covering any of the foregoing or any of their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit is treated as additional income under the contract. The amount of the credit equals 3.2% of all purchase payments made in the first contract year and 5.5% of purchase payments made in the second through sixth contract years. Ohio National Life credits the Guaranteed Account of the eligible person's contract in the foregoing amounts at the time of each payment made by the eligible person.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, no surrender or partial withdrawal by a participant in the Program will be allowed until the first of these events occurs.

ANNUITY PERIOD
ANNUITY PAYOUT DATE

Annuity payments under a contract will begin on the annuity payout date. This date is selected by the owner at the time the contract is issued and must be at least 30 days after the contract date. It may be changed from time to time by the owner so long as the annuity payout date selected is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday; however, this restriction may be modified by applicable state law or it may be waived by mutual agreement between Ohio National Life and the owner.

The contracts include Ohio National Life's assurance that (except for option 1(e), below) annuity payments will be paid for the lifetime of the annuitant (and joint annuitant, if any) in accordance with the annuity rates contained in the contract, regardless of actual mortality experience.

Other than in connection with annuity Option 1(e) described below, once annuity payments commence, the contract cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary shall be entitled to surrender the contract for the commuted value of any remaining period- certain payments. Surrenders and partial withdrawals from Option 1(e) are permitted at any time.

ANNUITY OPTIONS

The owner may elect one or more of the following annuity options, and may change such election anytime before the annuity payout date.

Option 1(a):    Life Annuity with installment payments for the lifetime of the annuitant (under this option it is possible for the annuitant to receive only one payment; this could happen if the annuitant should die before receiving the second payment; there is no residual value of the contract after annuitant's death).
Option 1(b):    Life Annuity with installment payments guaranteed for five years and continuing thereafter during the remaining lifetime of the annuitant.
Option 1(c):    Life Annuity with installment payments guaranteed for ten years and continuing thereafter during the remaining lifetime of the annuitant.
Option 1(d):    Installment Refund Life Annuity with payments guaranteed for a period certain and continuing thereafter during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
Option 1(e):    Installment Refund annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available
                for variable annuities only. Although the deduction for risk undertakings is taken from annuity unit values, Ohio National
                Life has no mortality risk during the annuity payout period under this option.
Option 2(a):    Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and continuing during the lifetime of a designated contingent annuitant (under this option it is possible for the annuitant and contingent annuitant to receive only one payment; this could happen if both were to die before receiving the second payment).
Option 2(b):    Joint & Survivor Life Annuity with installment payments
                guaranteed for ten years and continuing thereafter during the remaining lifetime of the annuitant or a designated contingent annuitant.

Other settlement options are available as agreed to by Ohio National Life.

Unless the contract owner directs otherwise, as of the annuity payout date the contract values will be applied to provide annuity payments pro-rata from each subaccount in the same proportion as the contract values immediately prior to the annuity payout date.

If no election is in effect on the annuity payout date, the accumulation value of the contract will be applied under Option 1(c) (except that certain contracts might require a Joint and Survivor Annuity pursuant to the Pension Reform Act of 1974, as amended) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. Options 2(a) and 2(b) are available only with the consent of Ohio National Life if the contingent annuitant is not related to the annuitant.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status, page 20), which could result in your payments being fully taxable to you. Should the IRS so rule. Ohio National Life may be required to tax report up to the full value of the annuity to you as taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity payment is determined by applying the accumulation value for each subaccount in accordance with the settlement option tables contained in the contract. The rates contained in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. Contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes use annuity tables which do not vary with annuitant's sex. The accumulation value to be applied is determined at the end of a valuation period (selected by Ohio National Life and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount to be applied under an option is less than $5,000, the option shall not be available and the accumulation value shall be paid in a single sum to the annuitant. If the first periodic payment under any option would be less than $25, Ohio National Life reserves the right to change the frequency of payments so that the first such payment is at least $25.

ANNUITY UNIT AND THE DETERMINATION OF SUBSEQUENT PAYMENTS

Subsequent variable annuity payments will vary to reflect the investment performance of each applicable subaccount. The amount of each subsequent payment is determined by annuity units. The number of annuity units for each subaccount is determined by dividing the dollar amount of the first annuity payment from each subaccount by the value of the subaccount annuity unit for the same valuation period used to determine the accumulation value of the contract applied to provide annuity payments. This number of annuity units remains fixed during the annuity payment period unless changed as provided below.

The annuity unit value for each subaccount was set at $10 for the valuation period as of which the first variable annuity payable from each subaccount of VAA was calculated. The annuity unit value for each subsequent valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (see page 12) for such subsequent valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each subsequent variable annuity payment is equal to the fixed number of annuity units for each subaccount multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 1983(a) Mortality Table Projected to 1996 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would be level.

TRANSFERS AFTER ANNUITY PAYOUT DATE

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the subaccount(s) on which variable annuity payments are based. On at least 30 days written notice to Ohio National Life at its home office, that portion of the periodic variable annuity payment directed by the annuitant will be changed to reflect the investment results of a different subaccount. The annuity payment immediately after such change will be the amount that would have been paid without such change. Subsequent payments will reflect the new mix of subaccount allocation.

OTHER CONTRACT PROVISIONS
ASSIGNMENT

Any amount payable in settlement of the contracts may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to any person other than Ohio National Life. To the extent permitted by law, no such amounts shall be subject in any way to any legal process to subject them to payment of any claims against an annuitant before the annuity payout date. A tax-qualified contract may not, but a non-tax-qualified contract may, be collaterally assigned before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to (1) the annuitant, (2) a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code, or (3) the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or (4) as otherwise permitted by laws and regulations governing plans for which the contract may be issued. Ownership of a non-tax-qualified contract may be transferred.

PERIODIC REPORTS

Ohio National Life will furnish each contract owner, once each calendar quarter prior to the annuity payout date, a statement showing the number of accumulation units credited to the contract by subaccount and the accumulation unit value of each such unit as of the end of the preceding quarter. In addition, as long as the contract remains in effect, Ohio National Life will forward any periodic reports of the Funds.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or in Ohio National Life's judgment becomes inappropriate to the purposes of the contract, Ohio National Life may substitute one or more other mutual funds. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. We may also add other investment portfolios of the Funds or of other mutual funds as eligible investments of VAA.

CONTRACT OWNER INQUIRIES

Any questions from contract owners should be directed to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30 p.m. Eastern time).

PERFORMANCE DATA

Ohio National Life may advertise performance data for the various Funds showing the percentage change in the value of an accumulation unit based on the performance of the applicable portfolio over a period of time (usually a calendar year). Such percentage change is determined by dividing the increase (or decrease) in value for the unit by the accumulation unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges under the contract but will not reflect the deduction of any applicable contract administration charge or contingent deferred sales charge. The deduction of any applicable contract administration charge or contingent deferred sales charge would reduce any percentage increase or make greater any percentage decrease.

Any such advertising will also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures will reflect the deduction of applicable contract administration charges and contingent deferred sales charges as well as applicable asset-based charges.

Ohio National Life may also distribute sales literature comparing VAA's performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the subaccounts.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. Tax laws can change, even with respect to contracts that have already been issued. Tax law revisions, with unfavorable consequences to contracts offered by this prospectus, could have retroactive effect on previously issued contracts or on subsequent voluntary transactions in previously issued contracts.

Ohio National Life is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA are a part of, and are taxed with, the operations of Ohio National Life, VAA is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, no federal income tax is payable under present law on dividend income or capital gains distributions from Fund Shares held in VAA or upon capital gains realized by VAA on redemption of Fund Shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the year of receipt.

The contracts described in this prospectus are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the accumulation value of the contract is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution (provided that the owner of a non-tax qualified contract must be a natural person for this purpose). With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments commence under the contract each payment is taxable under
Section 72 of the Code as ordinary income in the year of receipt if the annuitant has neither paid any portion of the purchase payments for the contract nor has previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once your "investment in the contract" is recovered, the entire portion of each annuity payment will be included in your taxable income.

If an election is made to receive the accumulated value in a single sum in lieu of annuity payments, any amount received or withdrawn in excess of the "investment in the contract" will normally be taxed as ordinary income in the year received. A partial withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as recovery of your "investment in the contract". Any part of the value of the contract that is assigned or pledged to secure a loan will be taxed as if it had been a partial withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is (1) received on or after the taxpayer reaches age 59-1/2; (2) made to a beneficiary on or after the death of the annuitant; (3) attributable to the taxpayer's becoming disabled; (4) made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

(5) from a contract that is a qualified funding asset for purposes of a structured settlement; (6) made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity; (7) incident to divorce or (8) taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified higher education expenses. If an election is made not to have withholding apply to the early withdrawal or if an insufficient amount is withheld, the contract owner may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. Failure to provide your taxpayer identification number will automatically subject any payments under the contract to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, purchase payments made for annuity contracts purchased for employees by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that the aggregate purchase payments plus any other amounts contributed to the purchase of a contract and toward benefits under qualified retirement plans do not exceed the exclusion allowance determined for the employee as set forth in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received by an employee under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts received may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, pursuant to a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee (a) attains age 59-1/2, (b) separates from the employer's service, (c) dies, (d) becomes disabled as defined in the Code, or (e) incurs a financial hardship as defined in the Code. In the case of hardship, cash distributions may not exceed the amount of such purchase payments. These restrictions do not affect rights to transfer investments among the subaccounts and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, pursuant to a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from gross income of the employee. The portion, if any, of the purchase payments made by the employee, or which is considered taxable income to the employee in the year such payments are made, constitutes an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from gross income of the employee.

The Code requires that plans must prohibit any distribution to a plan participant prior to age 59-1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70-1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59-1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. Five-year averaging will no longer be available after 1999 except for certain grandfathered individuals. The taxpayer can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-74 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and 25%, 1991. For tax years 1992 and thereafter no capital gains treatment is available (except that taxpayers who were age 50 before 1986 may still elect capital gains treatment). The employee receiving such a distribution may be able to make a "tax-free rollover" of the distribution less the employee's "investment in the contract" into another qualified plan in which the employee is a participant or into one of the types of individual retirement arrangements permitted under the Code. An employee's surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

Section 408(b) of the Code provides that an individual may invest an amount up to $2,000 per year of earned income in an IRA and claim it as a personal tax deduction if such person is not an "active participant" in an employer maintained qualified retirement plan or such person has adjusted gross income which does not exceed the "applicable dollar limit." For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000.
There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. In the alternative, an individual otherwise qualified for an IRA may elect to contribute to an IRA for the individual and for the individual's non-working spouse, with the total deduction limited to $4,000.

Individuals are permitted to make non-deductible IRA contributions to the extent they are ineligible to make deductible IRA contributions. Any amount received from another qualified plan (including another individual retirement arrangement) which is eligible as a "tax-free rollover" may be invested in an IRA, and is not counted toward the overall contribution limit. Earnings on nondeductible IRA contributions are not subject to tax until they are withdrawn. The combined limit on designated nondeductible and deductible contributions for a tax year is the lesser of 100% of compensation or $2,000 ($4,000 in the case of an additional contribution to a spousal IRA).

Generally, distributions (all or part) made prior to age 59-1/2 (except in the case of death or disability) will result in a penalty tax of 10% plus ordinary income tax treatment of the amount received. Additionally, there is an excise tax of 6% of the amount contributed in excess of either the deductible limit or nondeductible limit, as indicated above, if such amount is not withdrawn prior to the filing of the income tax return for the year of contribution or applied as an allowable contribution for a subsequent year. The excise tax will continue to apply each year until the excess contribution is corrected. Distributions after age 59-1/2 are treated as ordinary income at the time received. Distributions must commence before April 1 following the year in which the individual reaches age 70-1/2. A 50% nondeductible excise tax is imposed on the excess in any tax year of the amount that should have been distributed over the amount actually distributed.

Section 408A of the Code provides for a special type of IRA called a Roth IRA. No tax deduction is allowed for contributions to a Roth IRA, but assets grow on a tax-deferred basis. Under certain circumstances, withdrawals from a Roth IRA can be excludable from income. Eligibility for a Roth IRA is based on adjusted gross income and filing status. Special rules apply which allow traditional IRAs to be rolled over or converted to a Roth IRA.

SIMPLIFIED EMPLOYEE PENSION PLANS (SEPPS)

Under Section 408 of the Code, employers may establish SEPPs for their employees. Under these plans the employer may contribute on behalf of an employee to an individual retirement account or annuity. The amount of the contribution is excludable from the employee's income.

Certain employees who participate in a SEPP will be entitled to elect to have the employer make contributions to a SEPP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to a SEPP, it is not treated as current taxable income to the employee. Elective deferrals under a SEPP are subject to an inflation-indexed limit which is $10,000 for 1998. Salary-reduction SEPPs are available only if at least 50% of the employees elect to have amounts contributed to the SEPP and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

An employee may also take a deduction for individual contributions to the IRA, subject to the limits applicable to IRAs in general. Withdrawals from the IRAs to which the employer contributes must be permitted. These withdrawals, however, are subject to the general rules with respect to withdrawals from IRAs.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding on annuity payments is required. However, recipients of annuity payments are allowed to elect not to have the tax withheld. Such an election may be revoked at any time with respect to annuity payments and thereafter withholding would commence. Failure to provide your taxpayer identification number will automatically subject any payments under the contract to withholding.

                                   APPENDIX A
                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse (see "IRA for Non-working Spouse", page 24). You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered (see page 11). This is a more liberal provision than is required in connection with IRA's. To exercise this "free-look" provision write or call the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 - 8:30 a.m.  - 4:30 p.m.  (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". IRA (or SEPP-IRA) contributions must be made by no later than the time you file your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $10,000 for 1998. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 15% of your salary or $24,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You are permitted to withdraw an excess contribution from your IRA or SEPP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions, page 26, for penalties imposed on withdrawal when the contribution exceeds $2,000).

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you will also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $2,000 each may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRAs (ii) $4,000, or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to a penalty. See above under "Contributions and Deductions." If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEPP-IRA and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEPP-IRA) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can your interest in your IRA or SEPP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEPP-IRA as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEPP-IRA to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59-1/2 or totally disabled. (You may, however, assign your IRA or SEPP-IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may surrender any portion of the value of your IRA (or SEPP-IRA). In the case of a partial surrender which does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59-1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59-1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59-1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them.

INADEQUATE DISTRIBUTIONS - 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70-1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed at least as rapidly as if the owner had survived. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code now permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the lesser of $2,000 and 100% of compensation for that year (the $2,000 limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurs before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

PROTOTYPE STATUS

The Internal Revenue Service has been requested to review the format of your SEPP, and to issue an opinion letter to Ohio National Life stating that your IRA qualifies as a prototype SEPP.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Cincinnati, Ohio 45242
                            Telephone (513) 794-6452


                       STATEMENT OF ADDITIONAL INFORMATION

                                January 4, 1999

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual variable annuity contracts dated January 4, 1999. To obtain a free copy of the VAA prospectus, write or call The Ohio National Life Insurance Company ("Ohio National Life") at the above address.


                                Table of Contents


        Custodian ........................................................... 2
        Independent Certified Public Accountants ............................ 2
        Underwriter ......................................................... 2
        Calculation of Money Market Subaccount Yield ........................ 3
        Total Return ........................................................ 3
        Transfer Limitations ................................................ 4
        The Year 2000 Issue ................................................. 5
        Appendix:
                 Loans Under Tax-sheltered Annuities ........................ 6
        Financial Statements ................................................ 7












                                "ONcore Premier"
                                Variable Annuity

CUSTODIAN

Ohio National Life has executed an agreement with Star Bank, N.A. ("the Bank"), Cincinnati, Ohio, pursuant to which the shares of any mutual funds in which VAA's assets may be invested ("Funds") and other assets credited to VAA will be held in the custody of the Bank. The agreement provides that the Bank will purchase Fund shares at their net asset value determined as of the end of the valuation period of VAA during which the purchase payment is received by Ohio National Life for outstanding contracts or, in the case of new contracts, the value determined as of the end of the valuation period during which the contract is issued. The Bank effects redemptions of Fund shares held by VAA upon instructions from Ohio National Life at net asset value determined as of the end of the valuation period of VAA during which a redemption request is received or made by Ohio National Life. In addition, the Bank maintains appropriate records with respect to all transactions in Fund shares relative to VAA.

The agreement requires the Bank to have at all times an aggregate capital, surplus and undivided profit of not less than $2 million and prohibits resignation by the Bank until (a) a successor custodian bank having the qualifications enumerated above shall have agreed to serve as custodian, or (b) VAA has been completely liquidated and the proceeds of such liquidation properly distributed. Subject to these conditions the agreement of custodianship may be terminated by either party upon sixty days written notice. For its services as custodian, the Bank will be paid a fee to be agreed upon from time to time by the Bank and Ohio National Life.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
The financial statements of VAA as of December 31, 1997 and for the periods indicated herein and of Ohio National Life's consolidated financial statements as of December 31, 1997 and 1996 and for the periods indicated herein have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.
UNDERWRITER
The offering of the contracts is continuous. Prior to May 1, 1997, The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, was the principal underwriter of contracts issued by VAA. The aggregate amount of underwriting commissions paid to ONESCO with respect to contracts issued by VAA, and the amounts retained by ONESCO, for each of the last three years have been:

                                        Aggregate                        Retained
            Year                       Commissions                      Commissions
            ----                       -----------                      -----------
            1997                       $  903,146                         $ 89,572
            1996                        2,461,096                          239,957
            1995                        1,645,426                          151,215

Since May 1, 1997, Ohio National Equities, Inc., another wholly-owned subsidiary of Ohio National Life, has been the principal underwriter of VAA contracts. The aggregate amount of underwriting commissions paid to and retained by Ohio National Equities, Inc. with respect to contracts issued by VAA has been:

                                        Aggregate                        Retained
            Year                       Commissions                      Commissions
            ----                       -----------                      -----------
            1997                       $ 2,997,646                       $ 297,299


CALCULATION OF MONEY MARKET SUBACCOUNT YIELD
The current yield of the Money Market subaccount for the seven days ended on December 31, 1997, was 4.09%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the subaccount at the beginning of the seven-day period, dividing the net change in subaccount value by the value of the subaccount at the beginning of the base period to obtain the base period return, and multiplying the difference by 365/7. The resulting figure is carried to the nearest hundredth of one percent.
TOTAL RETURN

The average annual compounded rate of return for a contract with respect to a particular subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                 P(1 + T)n = ERV

         where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
                    ERV = the ending redeemable value of a hypothetical
                          $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).


Standardized total return data based upon the performance of the subaccounts will be up-dated within 30 days after each calendar quarter or more frequently.

In addition, non-standardized total return data, using the above formula but based upon the performance of the Funds prior to the date this series of contracts were initially offered (May 1, 1998), may be presented as if the same charges and deductions applicable to these contracts had been in effect from the inception of each corresponding Fund. Note that, for purposes of these calculations, the annual contract administration charge of $30 is converted to an annual percentage charge of 0.15%. This is based upon an estimated average accumulation value of $20,000 for contracts in this series. The actual effect that the contract administration charge would have on total returns would be less than that percentage for contracts having a higher accumulation value and greater than that percentage for contracts having a lower accumulation value.

The average annual non-standardized total returns for current contracts in each of the subaccounts from the inception of the corresponding underlying Funds and for the one-, five- and ten-year periods ending on December 31, 1997, and assuming surrender of the contract on the latter date, are as follows:


                                        One         Five          Ten         From       Inception
                                        Year        Years        Years      Inception       Date
                                        ----        -----        -----      ---------    ---------
Ohio National Fund:
  Money Market                          3.87%        3.09%        4.04%        5.78%       3-20-80
  Bond                                  7.74%        5.96%        6.77%        7.16%      11-02-82
  Omni                                 16.51%       11.89%       10.99%       10.50%       9-10-84
  S&P 500 Index                          N/A          N/A          N/A        30.19%       1-03-97
  International                         0.65%         N/A          N/A        11.45%       4-30-93
  Capital Appreciation                 13.59%         N/A          N/A        14.12%       5-01-94
  Growth & Income                        N/A          N/A          N/A        35.01%       1-03-97
  Small Cap Growth                       N/A          N/A          N/A          N/A        5-01-98
  High Income Bond                       N/A          N/A          N/A          N/A        5-01-98
  Equity Income                          N/A          N/A          N/A          N/A        5-01-98
  Blue Chip                              N/A          N/A          N/A          N/A        5-01-98
  Global Contrarian                    10.12%         N/A          N/A        10.36%       3-31-95
  Strategic Income                       N/A          N/A          N/A         7.24%       1-03-97
  Stellar                                N/A          N/A          N/A         8.18%       1-03-97
  Relative Value                         N/A          N/A          N/A        26.51%       1-03-97
Dow Target Variable Fund:
  Dow Target 10                          N/A          N/A          N/A          N/A        1-04-99
Goldman Sachs Variable:
  G.S. Growth & Income                   N/A          N/A          N/A          N/A        1-02-98
  G.S. Core U.S. Equity                  N/A          N/A          N/A          N/A        1-02-98
  G.S. Capital Growth                    N/A          N/A          N/A          N/A        1-02-98
  G.S. Global Income                     N/A          N/A          N/A          N/A        1-02-98
Janus Aspen Series:
  Growth                               21.20%         N/A          N/A        16.16%       9-13-93
  International Growth                 16.96%         N/A          N/A        17.77%       5-02-94
  Worldwide Growth                     20.60%         N/A          N/A        21.41%       9-13-93
  Balanced                             20.55%         N/A          N/A        14.78%       9-13-93
J.P. Morgan Series Trust II:
  Small Company                        20.95%         N/A          N/A        24.07%       1-03-95
Montgomery Funds III:
  Small Cap Opportunities                N/A          N/A          N/A          N/A        5-01-98
  Emerging Markets                     (2.13%)        N/A          N/A         1.63%       2-02-96
Morgan Stanley Universal:
  Fixed Income                           N/A          N/A          N/A         8.38%       1-02-97
  U.S. Real Estate                       N/A          N/A          N/A        16.44%       3-03-97
  Value                                  N/A          N/A          N/A        19.43%       1-02-97
  Emerging Markets Debt                  N/A          N/A          N/A        (0.79%)      6-16-97
Salomon Brothers Variable:
  Capital                                N/A          N/A          N/A          N/A        1-02-98
  Total Return                           N/A          N/A          N/A          N/A        1-02-98
  Investors                              N/A          N/A          N/A          N/A        1-02-98
Strong Variable Insurance:
  Growth II                            28.20%         N/A          N/A        28.20%      12-31-96
  Opportunity II                       23.90%       17.77%         N/A        18.52%       5-08-92
  Schafer Value II                       N/A          N/A          N/A        (2.36%)     10-10-97

TRANSFER LIMITATIONS

To the extent that transfers, surrenders, partial withdrawals and annuity payments from a subaccount exceed net purchase payments and transfers into that subaccount, securities of the corresponding Fund may have to be sold. Excessive sales of a Fund's securities on short notice could be detrimental to that Fund and to contractowners with values allocated to the corresponding subaccount. To protect the interests of all contractowners, Ohio National Life reserves the right to limit the number, frequency, method or amount of transfers. Transfers from any Fund on any one day may be limited to 1% of the previous day's total net assets of that Fund if Ohio National Life or the Fund, in its or their discretion, believes that the Fund might otherwise be damaged.

If and when transfers must be so limited, some transfer requests will not be made. In determining which requests will be made, scheduled transfers (that is, those pursuant to a pre-existing dollar cost averaging program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. Contractowners whose transfer requests are not made will be so notified. Current SEC rules preclude Ohio National Life from processing at a later date those requests that were not made. Accordingly, a new transfer request would have to be submitted in order to make a transfer that was not made because of these limitations.

The Year 2000 Issue


Ohio National Life has considered the impact on its business of "Year 2000" issues. It has developed a remedial plan for its computer systems and applications. Conversion activities are presently in process and Ohio National Life expects conversion testing and implementation to be completed by July 31, 1999. While Ohio National Life has been assured by suppliers of financial services (including underlying mutual funds, custodians, transfer agents and accounting agents) that their mission-critical systems either are already compliant or will be so in the first half of 1999, Ohio National Life's internal auditors intend to independently test those systems (other than systems of unaffiliated mutual funds and their suppliers) to verify their compliance. The failure of Ohio National Life or one of its suppliers to achieve timely and complete compliance could materially impair Ohio National Life's ability to conduct its business, including its ability to accurately and timely value interests in the contracts.

                                    APPENDIX


LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities pursuant to plans qualifying under
Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. Any such loan must be for at least $1,000 and may only be made from guaranteed accumulation values (see Guaranteed Account in the prospectus). The loan amount is limited by the maximum loan formula described in the contract.

The annual effective rate of interest charged for loans will not exceed 7%. Loans must generally be repaid within 5 years (or 20 years if the loan is used for the purchase of the contract owner's principal residence).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity on the annuity payout date will be reduced by the amount of outstanding loan balance, including accrued interest, as of the date of any such transaction.

OHIO NATIONAL VARIABLE ACCOUNT A                               December 31, 1997
INDEPENDENT AUDITORS' REPORT

The Board of Directors
        The Ohio National Life Insurance Company

The Contract Owners
         Ohio National Variable Account A

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account A (comprising, respectively, the Equity, Money Market, Bond, Omni, International, Capital Appreciation, Small Cap, Global Contrarian, Aggressive Growth, S&P 500 Index, Social Awareness, Core Growth, Growth & Income, Stellar, Strategic Income, Relative Value, Emerging Market, VIP Growth, VIP Equity Income and VIP High Income Bond Subaccounts) as of December 31, 1997, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit values for each of the periods indicated herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation with the underlying mutual funds of securities owned as of December 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account A at December 31, 1997, and the results of their operations, changes in contract owners' equity and changes in unit values for each of the periods indicated herein, in conformity with generally accepted accounting principles.

KPMG PEAT MARWICK LLP

Cincinnati, Ohio
January 30, 1998

OHIO NATIONAL VARIABLE ACCOUNT A
STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY                                                                   DECEMBER 31, 1997
                                                 MONEY                                                      CAPITAL
                                  EQUITY         MARKET          BOND           OMNI      INTERNATIONAL   APPRECIATION
                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                ----------     ----------     ----------     ----------     ----------     ----------

Assets - Investments
 at market value
 (note 2) ..................   $112,226,765   $  7,042,375   $  5,916,477   $ 77,031,024   $ 57,020,604   $ 18,652,755
                               ============   ============   ============   ============   ============   ============

Contract owners' equity
 Contracts in
  accumulation
  period (note 3) ..........   $111,714,188   $  6,931,375   $  5,907,039   $ 76,911,629   $ 57,020,604   $ 18,607,690

 Annuity reserves for
  for contract in
  payment period ...........        512,577        111,000          9,438        119,395              0         45,065
                               ------------   ------------   ------------   ------------   ------------   ------------

Total contract
 owners' equity ............   $112,226,765   $  7,042,375   $  5,916,477   $ 77,031,024   $ 57,020,604   $ 18,652,755
                               ============   ============   ============   ============   ============   ============

                                               GLOBAL         AGGRESSIVE      S&P 500
                                SMALL CAP     CONTRARIAN        GROWTH         INDEX
                               SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                               ----------     ----------      ----------     ----------

Assets - Investments
 at market value
 (note 2) ..................   $ 20,327,193   $  5,251,675   $  4,815,309   $  6,123,852
                               ============   ============   ============   ============

Contract owners' equity
 Contracts in
  accumulation
  period (note 3) ..........   $ 20,327,193   $  5,251,675   $  4,815,309   $  6,123,852

 Annuity reserves for
  for contract in
  payment period ...........              0              0              0              0
                               ------------   ------------   ------------   ------------

Total contract
 owners' equity ............   $ 20,327,193   $  5,251,675   $  4,815,309   $  6,123,852
                               ============   ============   ============   ============


                                  SOCIAL          CORE         GROWTH &                     STRATEGIC      RELATIVE
                                AWARENESS        GROWTH         INCOME        STELLAR         INCOME         VALUE
                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                ----------     ----------     ----------     ----------     ----------     ----------

Assets - Investments
 at market value
 (note 2) ..................   $    810,077   $  3,494,278   $  6,436,809   $    611,536   $  1,075,071   $  3,166,554
                               ============   ============   ============   ============   ============   ============

Contract owners' equity
 Contracts in
  accumulation
  period (note 3) ..........   $    810,077   $  3,494,278   $  6,436,809   $    611,536   $  1,075,071   $  3,166,554

 Annuity reserves for
  for contract in
  payment period ...........              0              0              0              0              0              0
                               ------------   ------------   ------------   ------------   ------------   ------------

Total contract
 owners' equity ............   $    810,077   $  3,494,278   $  6,436,809   $    611,536   $  1,075,071   $  3,166,554
                               ============   ============   ============   ============   ============   ============


                                 EMERGING                     VIP EQUITY      VIP HIGH
                                  MARKET       VIP GROWTH      INCOME        INCOME BOND
                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                ----------     ----------     ----------      ----------

Assets - Investments
 at market value
 (note 2) ..................   $    832,608   $  1,014,882   $  1,672,331   $  1,388,325
                               ============   ============   ============   ============

Contract owners' equity
 Contracts in
  accumulation
  period (note 3) ..........   $    832,608   $  1,014,882   $  1,672,331   $  1,388,325

 Annuity reserves for
  for contract in
  payment period ...........              0              0              0              0
                               ------------   ------------   ------------   ------------

Total contract
 owners' equity ............   $    832,608   $  1,014,882   $  1,672,331   $  1,388,325
                               ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY                       FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996



                               ---------------------------   ---------------------------   ---------------------------
                                         EQUITY                      MONEY MARKET                      BOND
                                       SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   1997           1996           1997           1996           1997            1996
                               ------------   ------------   ------------   ------------   ------------   ------------

Investment activity:
 Reinvested dividends .......  $  1,848,791   $  1,197,910   $    330,310   $    264,732   $    430,461   $    318,092
 Risk and administrative
  expense (note 4) ..........    (1,119,990)      (847,614)       (61,793)       (51,812)       (54,587)       (53,743)
                               ------------   ------------   ------------   ------------   ------------   ------------

   Net investment activity ..       728,801        350,296        268,517        212,920        375,874        264,349
                               ------------   ------------   ------------   ------------   ------------   ------------

 Realized and Unrealized gain
  (loss) on investments:
  Reinvested capital gains ..     5,884,076      2,111,104              0              0              0              0
  Realized gain (loss) ......     1,814,454      1,192,086         (8,000)        (4,499)        18,355          9,435
  Unrealized gain (loss) ....     7,253,475      8,919,868              0              0          6,598       (134,060)
                               ------------   ------------   ------------   ------------   ------------   ------------
   Net gain (loss) on
     investments ............    14,952,005     12,223,058         (8,000)        (4,499)        24,953       (124,625)
                               ------------   ------------   ------------   ------------   ------------   ------------
    Net increase in contract
      owners' equity from
      operations ............    15,680,806     12,573,354        260,517        208,421        400,827        139,724
                               ------------   ------------   ------------   ------------   ------------   ------------

Equity transactions:
 Sales:
  Contract purchase payments     12,307,774     10,413,119      5,766,812      3,610,654      1,341,058        926,817
  Transfers from fixed and
   other subaccounts ........     4,663,120      2,817,812      4,122,546      1,135,004        617,341        101,994
                               ------------   ------------   ------------   ------------   ------------   ------------

                                 16,970,894     13,230,931      9,889,358      4,745,658      1,958,399      1,028,811
                               ------------   ------------   ------------   ------------   ------------   ------------
 Redemptions:
  Withdrawals and surrenders
   (note 4) .................     5,482,124      3,340,783        594,152        582,380        453,555        364,781
  Annuity and death benefit
   payments .................     1,282,347        721,495        406,483         64,028         29,614         10,774
  Transfers to fixed and
   other subaccounts ........     3,119,594      1,718,941      7,901,647      3,419,115      1,142,089        367,550
                               ------------   ------------   ------------   ------------   ------------   ------------

                                  9,884,065      5,781,219      8,902,282      4,065,523      1,625,258        743,105
                               ------------   ------------   ------------   ------------   ------------   ------------

   Net equity transactions ..     7,086,829      7,449,712        987,076        680,135        333,141        285,706
                               ------------   ------------   ------------   ------------   ------------   ------------
    Net change in contract
      owners' equity ........    22,767,634     20,023,066      1,247,593        888,556        733,968        425,430
Contract owners' equity:
 Beginning of period ........    89,459,131     69,436,065      5,794,782      4,906,226      5,182,509      4,757,079
                               ------------   ------------   ------------   ------------   ------------   ------------

 End of period ..............  $112,226,765   $ 89,459,131   $  7,042,375   $  5,794,782   $  5,916,477   $  5,182,509
                               ============   ============   ============   ============   ============   ============


                               ---------------------------   ---------------------------
                                           OMNI                     INTERNATIONAL
                                        SUBACCOUNT                   SUBACCOUNT
                                   1997           1996           1997           1996
                               ------------   ------------   ------------   ------------

Investment activity:
 Reinvested dividends .......  $  2,224,754   $  1,431,322   $  3,699,242   $  1,653,883
 Risk and administrative
  expense (note 4) ..........      (728,446)      (551,635)      (589,401)      (434,384)
                               ------------   ------------   ------------   ------------

   Net investment activity ..     1,496,308        879,687      3,109,841      1,219,499
                               ------------   ------------   ------------   ------------

 Realized and Unrealized gain
  (loss) on investments:
  Reinvested capital gains ..     3,648,542        792,153      5,249,079        618,591
  Realized gain (loss) ......       739,636        577,644        231,748        224,983
  Unrealized gain (loss) ....     4,439,035      4,606,392     (8,473,446)     2,790,398
                               ------------   ------------   ------------   ------------
   Net gain (loss) on
     investments ............     8,827,213      5,976,189     (2,992,619)     3,633,972
                               ------------   ------------   ------------   ------------
    Net increase in contract
      owners' equity from
      operations ............    10,323,521      6,855,876        117,222      4,853,471
                               ------------   ------------   ------------   ------------

Equity transactions:
 Sales:
  Contract purchase payments     11,490,950      9,082,596     12,103,624      9,913,128
  Transfers from fixed and
   other subaccounts ........     3,553,594      1,632,769      3,566,352      2,659,338
                               ------------   ------------   ------------   ------------

                                 15,044,544     10,715,365     15,669,976     12,572,466
                               ------------   ------------   ------------   ------------
 Redemptions:
  Withdrawals and surrenders
   (note 4) .................     3,743,945      2,246,180      2,644,036      1,338,114
  Annuity and death benefit
   payments .................       422,771        554,361        454,489        210,138
  Transfers to fixed and
   other subaccounts ........     2,308,199        992,890      3,449,717      1,226,211
                               ------------   ------------   ------------   ------------

                                  6,474,915      3,793,431      6,548,242      2,774,463
                               ------------   ------------   ------------   ------------

   Net equity transactions ..     8,569,629      6,921,934      9,121,734      9,798,003
                               ------------   ------------   ------------   ------------
    Net change in contract
      owners' equity ........    18,893,150     13,777,810      9,238,956     14,651,474
Contract owners' equity:
 Beginning of period ........    58,137,874     44,360,064     47,781,648     33,130,174
                               ------------   ------------   ------------   ------------

 End of period ..............  $ 77,031,024   $ 58,137,874   $ 57,020,604   $ 47,781,648
                               ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY                       FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996



                               -------------------------   -------------------------   -------------------------

                                  CAPITAL APPRECIATION             SMALL CAP                GLOBAL CONTRARIAN
                                       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   1997          1996         1997          1996          1997          1996
                               -----------   -----------   -----------   -----------   -----------   -----------
Investment activity:
 Reinvested dividends .......  $   504,043   $   240,787   $         0   $         0   $   149,703   $    40,003
 Risk and administrative
  expense (note 4) ..........     (142,633)      (72,491)     (166,773)      (87,665)      (35,945)      (14,459)
                               -----------   -----------   -----------   -----------   -----------   -----------

   Net investment activity ..      361,410       168,296      (166,773)      (87,665)      113,758        25,544
                               -----------   -----------   -----------   -----------   -----------   -----------

 Realized and Unrealized gain
   (loss) on investments:
  Reinvested capital gains ..      930,639       142,667       864,625       176,709       259,942         4,572
  Realized gain (loss) ......      167,921        19,693       231,007        70,688        21,203         2,571
  Unrealized gain (loss) ....      501,093       711,617       391,861     1,202,984       (87,286)       89,145
                               -----------   -----------   -----------   -----------   -----------   -----------
   Net gain (loss) on
     investments ............    1,599,653       873,977     1,487,493     1,450,381       193,859        96,288
                               -----------   -----------   -----------   -----------   -----------   -----------
    Net increase in contract
      owners' equity from
      operations ............    1,961,063     1,042,273     1,320,720     1,362,716       307,617       121,832
                               -----------   -----------   -----------   -----------   -----------   -----------

Equity transactions:
 Sales:
  Contract purchase payments     5,847,796     4,558,526     5,912,170     5,157,859     2,590,870     1,572,884
  Transfers from fixed and
   other subaccounts ........    2,334,977     1,340,463     2,722,141     2,096,958       450,183       199,996
                               -----------   -----------   -----------   -----------   -----------   -----------

                                 8,182,773     5,898,989     8,634,311     7,254,817     3,041,053     1,772,880
                               -----------   -----------   -----------   -----------   -----------   -----------
 Redemptions:
  Withdrawals and surrenders
   (note 4) .................      876,739       187,862       978,740       260,751        49,264        21,116
  Annuity and death benefit
   payments .................       94,324        47,472        83,891        66,443        22,982         8,926
  Transfers to fixed and
   other subaccounts ........    1,171,118       262,392     1,581,012       498,005       388,564        49,840
                               -----------   -----------   -----------   -----------   -----------   -----------

                                 2,142,181       497,726     2,643,643       825,199       460,810        79,882
                               -----------   -----------   -----------   -----------   -----------   -----------

   Net equity transactions ..    6,040,592     5,401,263     5,990,668     6,429,618     2,580,243     1,692,998
                               -----------   -----------   -----------   -----------   -----------   -----------
    Net change in contract
      owners' equity ........    8,001,655     6,443,536     7,311,388     7,792,334     2,887,860     1,814,830
Contract owners' equity:
 Beginning of period ........   10,651,100     4,207,564    13,015,805     5,223,471     2,363,815       548,985
                               -----------   -----------   -----------   -----------   -----------   -----------

 End of period ..............  $18,652,755   $10,651,100   $20,327,193   $13,015,805   $ 5,251,675   $ 2,363,815
                               ===========   ===========   ===========   ===========   ===========   ===========


                              -------------------------      -----------      -----------
                                                               S&P  500          SOCIAL
                                   AGGRESSIVE GROWTH            INDEX          AWARENESS
                                      SUBACCOUNT              SUBACCOUNT       SUBACCOUNT
                                  1997          1996           1997(A)          1997(A)
                              -----------   -----------      -----------      -----------
Investment activity:
 Reinvested dividends ....... $    37,645   $   244,914      $   160,849      $     2,789
 Risk and administrative
  expense (note 4) ..........     (36,453)      (15,097)         (25,136)          (2,511)
                              -----------   -----------      -----------      -----------

   Net investment activity ..       1,192       229,817          135,713              278
                              -----------   -----------      -----------      -----------

 Realized and Unrealized gain
   (loss) on investments:
  Reinvested capital gains ..      16,116             0          449,005           69,572
  Realized gain (loss) ......       1,626       (10,234)          28,306            3,622
  Unrealized gain (loss) ....     338,859      (166,627)        (171,692)         (58,441)
                              -----------   -----------      -----------      -----------
   Net gain (loss) on
     investments ............     356,601      (176,861)         305,619           14,753
                              -----------   -----------      -----------      -----------
    Net increase in contract
      owners' equity from
      operations ............     357,793        52,956          441,332           15,031
                              -----------   -----------      -----------      -----------

Equity transactions:
 Sales:
  Contract purchase payments    1,954,169     1,876,917        4,617,012          584,481
  Transfers from fixed and
   other subaccounts ........     374,153       228,778        1,487,498          264,875
                              -----------   -----------      -----------      -----------

                                2,328,322     2,105,695        6,104,510          849,356
                              -----------   -----------      -----------      -----------
 Redemptions:
  Withdrawals and surrenders
   (note 4) .................     113,256        42,393           38,238           10,008
  Annuity and death benefit
   payments .................      31,455         5,231            6,501              548
  Transfers to fixed and
   other subaccounts ........     346,549       115,826          377,251           43,754
                              -----------   -----------      -----------      -----------

                                  491,260       163,450          421,990           54,310
                              -----------   -----------      -----------      -----------

   Net equity transactions ..   1,837,062     1,942,245        5,682,520          795,046
                              -----------   -----------      -----------      -----------
    Net change in contract
      owners' equity ........   2,194,855     1,995,201        6,123,852          810,077
Contract owners' equity:
 Beginning of period ........   2,620,454       625,253                0                0
                              -----------   -----------      -----------      -----------

 End of period .............. $ 4,815,309   $ 2,620,454      $ 6,123,852      $   810,077
                              ===========   ===========      ===========      ===========



(a) Period from January 3, 1997 date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY                       FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


                                 -----------    -----------    -----------    -----------    -----------    -----------
                                     CORE        GROWTH &                      STRATEGIC       RELATIVE      EMERGING
                                   GROWTH         INCOME         STELLAR        INCOME          VALUE         MARKET
                                  SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                   1997(A)       1997(A)         1997(A)        1997(A)        1997(A)        1997(A)
                                 -----------    -----------    -----------    -----------    -----------    -----------
Investment activity:
 Reinvested dividends ........   $       897    $    24,579    $    10,225    $    27,368    $    19,612    $     1,352
 Risk and administrative
  expense (note 4) ...........       (21,525)       (21,755)        (3,693)        (3,454)       (15,700)        (3,272)
                                 -----------    -----------    -----------    -----------    -----------    -----------

   Net investment activity ...       (20,628)         2,824          6,532         23,914          3,912         (1,920)
                                 -----------    -----------    -----------    -----------    -----------    -----------

 Realized and Unrealized gain
   (loss) on investments:
  Reinvested capital gains ...             0        314,126              0            835              0              0
  Realized gain (loss) .......        (9,324)        37,785          2,211            704         11,830         (2,389)
  Unrealized gain (loss) .....       (15,044)       164,431         14,738         (1,145)       215,699        (71,244)
                                 -----------    -----------    -----------    -----------    -----------    -----------
   Net gain (loss) on
     investments .............       (24,368)       516,342         16,949            394        227,529        (73,633)
                                 -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      from operations ........       (44,996)       519,166         23,481         24,308        231,441        (75,553)
                                 -----------    -----------    -----------    -----------    -----------    -----------

Equity transactions:
 Sales:
  Contract purchase payments .     2,572,093      4,480,178        591,022      1,060,804      2,902,485        889,268
  Transfers from fixed and
   other subaccounts .........     1,416,952      1,825,897          5,839          1,498         90,096         25,538
                                 -----------    -----------    -----------    -----------    -----------    -----------

                                   3,989,045      6,306,075        596,861      1,062,302      2,992,581        914,806
                                 -----------    -----------    -----------    -----------    -----------    -----------
 Redemptions:
  Withdrawals and surrenders
   (note 4) ..................        24,689         59,931          1,169              0         10,942          4,397
  Annuity and death benefit
   payments ..................         6,903         18,886          1,933          1,028          5,296            999
  Transfers to fixed and
   other subaccounts .........       418,179        309,615          5,704         10,511         41,230          1,249
                                 -----------    -----------    -----------    -----------    -----------    -----------

                                     449,771        388,432          8,806         11,539         57,468          6,645
                                 -----------    -----------    -----------    -----------    -----------    -----------

   Net equity transactions ...     3,539,274      5,917,643        588,055      1,050,763      2,935,113        908,161
    Net change in contract
      owners' equity .........     3,494,278      6,436,809        611,536      1,075,071      3,166,554        832,608
Contract owners' equity:
 Beginning of period .........             0              0              0              0              0              0
                                 -----------    -----------    -----------    -----------    -----------    -----------

 End of period ...............   $ 3,494,278    $ 6,436,809    $   611,536    $ 1,075,071    $ 3,166,554    $   832,608
                                 ===========    ===========    ===========    ===========    ===========    ===========


                                 -----------    -----------    -----------
                                     VIP            VIP          VIP HIGH
                                    GROWTH     EQUITY INCOME   INCOME BOND
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                    1997(B)        1997(B)         1997(B)
                                 -----------    -----------    -----------
Investment activity:
 Reinvested dividends ........   $         0    $         0    $         0
 Risk and administrative
  expense (note 4) ...........        (3,791)        (7,136)        (4,117)
                                 -----------    -----------    -----------

   Net investment activity ...        (3,791)        (7,136)        (4,117)
                                 -----------    -----------    -----------

 Realized and Unrealized gain
   (loss) on investments:
  Reinvested capital gains ...             0              0              0
  Realized gain (loss) .......         2,373          3,136         12,995
  Unrealized gain (loss) .....        37,791         96,293         29,576
                                 -----------    -----------    -----------
   Net gain (loss) on
     investments .............        40,164         99,429         42,571
                                 -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      from operations ........        36,373         92,293         38,454
                                 -----------    -----------    -----------

Equity transactions:
 Sales:
  Contract purchase payments .       972,759      1,576,447      1,437,894
  Transfers from fixed and
   other subaccounts .........        11,770         18,945        137,249
                                 -----------    -----------    -----------

                                     984,529      1,595,392      1,575,143
                                 -----------    -----------    -----------
 Redemptions:
  Withdrawals and surrenders
   (note 4) ..................         6,020          3,913              0
  Annuity and death benefit
   payments ..................             0          5,412          5,499
  Transfers to fixed and
   other subaccounts .........             0          6,029        219,773
                                 -----------    -----------    -----------

                                       6,020         15,354        225,272
                                 -----------    -----------    -----------

   Net equity transactions ...       978,509      1,580,038      1,349,871
    Net change in contract
      owners' equity .........     1,014,882      1,672,331      1,388,325
Contract owners' equity:
 Beginning of period .........             0              0              0
                                 -----------    -----------    -----------

 End of period ...............   $ 1,014,882    $ 1,672,331    $ 1,388,325
                                 ===========    ===========    ===========



(a) Period from January 3, 1997 date of commencement of operations.
(b) Period from April 1, 1997 date of commencement of operations.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

(1)  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Ohio National Variable Account A (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

     Assets of the Account are invested in shares of Ohio National, Fund, Inc. except for the Emerging Market subaccount which is invested in shares of the Emerging Markets Fund of the Montgomery Variable Series and the VIP Growth, VIP Equity Income and VIP High Income Bond subaccounts which are invested in shares of the Variable Insurance Products Fund (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

     Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and express risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

     Investments are valued at the net asset value of fund shares held at December 31, 1997. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains of loss is determined on the basis of average cost.

     ONLIC performs investment advisory services on behalf of the Ohio National Fund, Inc. in which the Account invests. For these services, the Company receives fees from the mutual funds. These fees are paid to an affiliate of the Company.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  INVESTMENTS

     At December 31, 1997 the aggregate cost and number of shares of the underlying funds owned by the respective subaccounts were:

                                        MONEY                                                    CAPITAL
                         EQUITY         MARKET         BOND          OMNI       INTERNATIONAL  APPRECIATION    SMALL CAP
                       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                       ----------     ----------    ----------    ----------     ----------     ----------    -----------
Aggregate Cost         $ 76,961,136   $ 7,042,375   $ 5,783,591   $ 59,035,568   $ 59,693,510  $ 17,149,022   $ 18,081,165
Number of Shares          3,166,491       704,237       554,081      3,656,825      4,256,857     1,378,215      1,085,912

                         GLOBAL       AGGRESSIVE     S&P 500        SOCIAL          CORE         GROWTH &
                       CONTRARIAN       GROWTH        INDEX        AWARENESS       GROWTH         INCOME        STELLAR
                       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                       ----------     ----------    ----------    ----------     ----------     ----------    ----------
Aggregate Cost          $ 5,236,203   $ 4,619,691   $ 6,295,544      $ 868,518    $ 3,509.322   $ 6,272,378      $ 596,798
Number of Shares            447,751       434,320       522,290         71,066        360,830       500,841         57,421

                        STRATEGIC      RELATIVE      EMERGING                    VIP EQUITY      VIP HIGH
                         INCOME         VALUE         MARKET      VIP GROWTH       INCOME      INCOME BOND
                       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                       ----------     ----------    ----------    ----------     ----------     ----------
Aggregate Cost          $ 1,076,216   $ 2,950,855     $ 903,852      $ 977,091    $ 1,576,038   $ 1,358,749
Number of Shares            105,793       249,787        78,771         27,355         68,877       102,233



OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(3)  CONTRACTS IN ACCUMULATION PERIOD

     At December 31, 1997 the accumulation units and value per unit of the respective subaccounts and products were:



                                             ACCUMULATION UNITS     VALUE PER UNIT
                                             ------------------     --------------
     EQUITY SUBACCOUNT
       Combination ................               29,340.7990         132.974317
       Back Load ..................               20,567.4400          74.726955
       Top I ......................              172,235.3620          59.806603
       Top Tradition ..............            1,554,929.7927          51.466766
       Top Plus ...................              709,737.7253          17.616774
       Investar Vision ............               27,719.3260          11.599062
       Top Spectrum ...............               54,720.5400          11.599062
       Top Explorer ...............              210,013.7824          11.847503


     MONEY MARKET SUBACCOUNT
       VIA .........................              17,074.2760          27.253241
       Top I .......................              17,640.0930          20.650358
       Top Tradition ...............             122,724.7618          18.327573
       Top Plus ....................             179,630.2523          11.797028
       Investar Vision .............                   0.0000          10.388381
       Top Spectrum ................              65,171.8660          10.388381
       Top Explorer ................             102,555.0478          10.300720

     BOND SUBACCOUNT
       Top I .......................              19,545.7950          30.012823
       Top Tradition ...............             128,523.1058          27.144385
       Top Plus ....................              95,905.4140          12.390067
       Investar Vision .............               2,734.3336          10.791393
       Top Spectrum ................               9,448.3989          10.791393
       Top Explorer ................              47,241.4749          10.837736

     OMNI SUBACCOUNT
       Top I .......................              127,405.9690         39.270518
       Top Tradition ...............            1,431,183.6716         39.180721
       Top Plus ....................              699,222.9353         16.311837
       Investar Vision .............               13,761.6354         11.608584
       Top Spectrum ................               88,824.9801         11.608584
       Top Explorer ................              276,039.6004         11.726674

     INTERNATIONAL SUBACCOUNT
       Top I .......................              100,571.7240         16.815772
       Top Tradition ...............            2,305,256.4898         16.815772
       Top Plus ....................              876,939.7087         14.804324
       Investar Vision .............               20,008.8796         10.114943
       Top Spectrum ................               66,104.0624         10.114943
       Top Explorer ................              274,724.1679          9.868874

     CAPITAL APPRECIATION SUBACCOUNT
       Top I .......................              21,166.4180          14.832378
       Top Tradition ...............             550,059.3177          14.832378
       Top Plus ....................             454,490.2577          16.536198
       Investar Vision .............              29,294.4904          11.366198
       Top Spectrum ................              64,661.0893          11.366198
       Top Explorer ................             136,071.8172          11.402771


OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                             ACCUMULATION UNITS     VALUE PER UNIT
                                             ------------------     --------------
     SMALL CAP SUBACCOUNT
       Top I .......................              21,376.8860          15.240569
       Top Tradition ...............             649,957.3886          15.240569
       Top Plus ....................             377,836.8228          19.926004
       Investar Vision .............              37,682.9864          10.854875
       Top Spectrum ................              17,215.2701          10.854875
       Top Explorer ................             154,908.5726          12.723535

     GLOBAL CONTRARIAN SUBACCOUNT
       Top Tradition ...............             115,589.5543          12.399654
       Top Plus ....................             180,384.5556          13.297985
       Investar Vision .............               4,298.7827          11.036950
       Top Spectrum ................              12,124.2886          11.036950
       Top Explorer ................             115,148.9727          10.754700

     AGGRESSIVE  GROWTH SUBACCOUNT
       Top Tradition ...............             178,650.8560          11.646359
       Top Plus ....................             139,155.3699          14.043267
       Investar Vision .............              20,454.6420          11.150420
       Top Spectrum ................               6,541.1536          11.150420
       Top Explorer ................              38,689.3261          12.392742

     S&P 500 INDEX SUBACCOUNT
       Top Tradition ...............             152,864.3552          13.031676
       Top Plus ....................             156,778.0853          13.057227
       Top Explorer ................             164,051.9727          12.707473

     SOCIAL AWARENESS SUBACCOUNT
       Top Tradition ..............              22,599.5131           12.426744
       Top Plus ...................              18,947.3388           12.451138
       Top Explorer ...............              22,155.2898           13.239397

     CORE GROWTH SUBACCOUNT
       Top Tradition ...............             146,611.3784           9.586403
       Top Plus ....................             133,805.7916           9.605255
       Top Explorer ................              70,774.4593          11.353867

     GROWTH & INCOME SUBACCOUNT
       Top Tradition ...............             146,772.2220          13.509406
       Top Plus ....................             150,510.0980          13.535914
       Top Explorer ................             176,611.3225          13.683786

     STELLAR SUBACCOUNT
       Investar Vision ..............             55,683.2203          10.818421
       Top Spectrum .................                844.0593          10.818421

     STRATEGIC INCOME SUBACCOUNT
       Investar Vision ..............             71,835.3721          10.724151
       Top Spectrum .................             28,412.3142          10.724151

     RELATIVE VALUE SUBACCOUNT
       Investar Vision .............             241,046.8096          12.651115
       Top Spectrum ................                9251.6152          12.651115



OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     EMERGING MARKET SUBACCOUNT
       Investar Vision ...............            20.680.6050           9.788417
       Top Spectrum ..................            11.879.0995           9.788417
       Top Explorer ..................            56.016.0669           9.174160

     VIP GROWTH SUBACCOUNT
       Top Explorer ...............               81,289.9874          12.484707

     VIP EQUITY INCOME SUBACCOUNT
       Top Explorer ..............              133,738.9603           12.504442

     VIP HIGH INCOME BOND SUBACCOUNT
       Top Explorer                             118,712.7354           11.694830



(4)  RISK AND ADMINISTRATIVE EXPENSE

     ONLIC charges the Account's assets at the end of each day, equal to 0.25% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

     Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate presently ranging from 0.65% to 1.15% for mortality and expense risk on an annual basis.

     The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost of those terms.

     The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5)  CONTRACT CHARGES

     No deduction for a sales charge is made from purchase payments. A contingent deferred sales charge ranging from 0% to 7% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date.

     A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

     State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

     Each year on the contract anniversary (or at the time of surrender of the contract), ONLIC will deduct a contract administration charge of $30 from the accumulation value to reimburse it for the expense relating to the maintenance of the contract. Total contract administration charges for the Account amounted to approximately $260,000 during 1997.

(6)  FEDERAL INCOME TAXES

     Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(7)  NOTE TO SCHEDULE 1

     Schedule 1 presents the components of the change in the unit values, which are based on average unit values and are the basis for determining contract owners' equity. This schedule is presented for each series, as applicable, in the following format:
     -- Beginning unit value
     -- Reinvested capital gains and dividends
     -- (This amount reflects the increase in the unit value due to capital gain and dividend distributions from the underlying mutual fund.)
     -- Unrealized gain (loss)
        (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the fund.)
     -- Expenses
        (This amount reflects the decrease in the unit value due to Risk and Administrative Expenses discussed in note 4 to the financial statements.)
     -- Ending unit value
     -- Percentage increase (decrease) in unit value


OHIO NATIONAL VARIABLE ACCOUNT A                           FOR THE YEAR ENDED DECEMBER 31, 1997 AND 1996
--------------------------------------------------------------------------------------------------------
SCHEDULES OF CHANGES IN UNIT VALUES                                                           SCHEDULE 1
                                       EQUITY SUBACCOUNT A
                                       -------------------
                                                                                    TOP
1997                                     COMBINATION   BACK LOAD      TOP I      TRADITION     TOP PLUS
Beginning unit value...................  113.656777    63.934367    51.168913    44.033562    15.042658
Reinvested capital gains and dividends.    9.446038     5.309887     4.252151     3.664185     1.259076
Realized and unrealized gain...........   11.125256     6.260085     5.120140     4.304533     1.465593
Expenses...............................   -1.253754    -0.777384    -0.734601    -0.535514    -0.150553
Ending unit value......................  132.974317    74.726955    59.806603    51.466766    17.616774
Percentage increase  in unit value*....        17.0%        16.9%        16.9%        16.9%        17.1%



                                         **INVESTAR     **TOP        ***TOP
1997                                       VISION      SPECTRUM     EXPLORER
Beginning unit value...................   10.000000    10.000000    10.000000
Reinvested capital gains and dividends.    0.858985     0.872833     0.896204
Realized and unrealized gain...........    0.901212     0.889554     1.105903
Expenses...............................   -0.161135    -0.163325    -0.154604
Ending unit value......................   11.599062    11.599062    11.847503
Percentage increase in unit value*.....        16.0%        16.0%        18.5%

                                                                                    TOP
1997                                     COMBINATION   BACK LOAD      TOP1       TRADITION     TOP PLUS
Beginning unit value...................   96.995665    54.616584    43.711561    37.616119    12.824740
Reinvested capital gains and dividends.    4.383678     2.460847     1.973416     1.701030     0.584226
Realized and unrealized gain...........   13.328814     7.507965     6.099801     5.165390     1.759811
Expenses...............................   -1.051380    -0.651029    -0.615865    -0.448977    -0.126119
Ending unit value......................  113.656777    63.934367    51.168913    44.033562    15.042658
Percentage increase in unit value*.....        17.2%        17.1%        17.1%        17.1%        17.3%

  * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).
 ** Period from January 3, 1997, date of commencement of operations.
*** Period from April 1, 1997, date of commencement of operations.

                                        MONEY MARKET SUBACCOUNT A
                                        -------------------------
                                                                     TOP
1997                                         VIA         TOP 1     TRADITION     TOP PLUS
Beginning unit value...................   26.200345    19.852565    17.584720    11.296489
Reinvested dividends...................    1.399995     1.101371     0.939926     0.604451
Expenses...............................   -0.347099    -0.303578    -0.197073    -0.103912
Ending unit value......................   27.253241    20.650358    18.327573    11.797028
Percentage increase in unit value*.....         4.0%         4.0%         4.2%         4.4%

                                         **INVESTAR     **TOP        ***TOP
1997                                       VISION      SPECTRUM     EXPLORER
Beginning unit value...................   10.000000    10.000000    10.000000
Reinvested dividends...................    0.532783     0.532783     0.433587
Expenses...............................   -0.144402    -0.144402    -0.132867
Ending unit value......................   10.388381    10.388381    10.300720
Percentage increase in unit value*.....         3.9%         3.9%         3.0%

                                                                      TOP
1996                                         VIA         TOP I     TRADITION      TOP PLUS
Beginning unit value...................   25.237165    19.122749    16.904534    10.837896
Reinvested dividends...................    1.297256     1.021880     0.870006     0.558334
Expenses...............................   -0.334076    -0.292064    -0.189820    -0.099741
Ending unit value......................   26.200345    19.852565    17.584720    11.296489
Percentage increase in unit value*.....         3.8%         3.8%         4.0%         4.2%

  * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).
 ** Period from January 3, 1997, date of commencement of operations.
*** Period from April 1, 1997, date of commencement of operations.


OHIO NATIONAL VARIABLE ACCOUNT A                           FOR THE YEAR ENDED DECEMBER 31, 1997 AND 1996
--------------------------------------------------------------------------------------------------------
SCHEDULES OF CHANGES IN UNIT VALUES                                               SCHEDULE 1 (CONTINUED)

                                       BOND SUBACCOUNT A
                                       -----------------
                                                          TOP                   **INVESTAR      **TOP      ***TOP
1997                                       TOP I       TRADITION    TOP PLUS       VISION      SPECTRUM   EXPLORER
Beginning unit value...................   27.765946    25.112262    11.439849    10.000000    10.000000  10.000000
Reinvested capital gains and dividends.    2.351782     2.132586     0.975053     0.897364     0.880119   0.881982
Realized and unrealized gain...........    0.382601     0.185054     0.081962     0.043160     0.060925   0.095277
Expenses...............................   -0.372099    -0.285517    -0.106797    -0.149131    -0.149651  -0.139523
Ending unit value......................   30.128230    27.144385    12.390067    10.791393    10.791393  10.837736
Percentage increase in unit value*.....         8.5%         8.1%         8.3%         7.9%         7.9%       8.4%

                                                          TOP
1996                                       TOP I       TRADITION    TOP PLUS
Beginning unit value...................   27.068171    24.481177    11.130129
Reinvested capital gains and dividends.    1.705519     1.543729     0.703105
Realized and unrealized loss...........   -0.657822    -0.644767    -0.293575
Expenses...............................   -0.349922    -0.267877    -0.099810
Ending unit value......................   27.765946    25.112262    11.439849
Percentage increase in unit value*.....         2.6%         2.6%         2.8%

  * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).
 ** Period from January 3, 1997, date of commencement of operations.
*** Period from April 1, 1997, date of commencement of operations.

                                        OMNI SUBACCOUNT A
                                        -----------------
                                                          TOP                   **INVESTAR      **TOP      ***TOP
1997                                       TOP I       TRADITION    TOP PLUS       VISION      SPECTRUM   EXPLORER
Beginning unit value...................   33.604216    33.527373    13.930650    10.000000    10.000000  10.000000
Reinvested capital gains and dividends.    3.166256     3.163164     1.322260     1.063927     0.984247   1.003848
Realized and unrealized gain...........    2.979048     2.894970     1.197361     0.705664     0.785882   0.874403
Expenses...............................   -0.479002    -0.404786    -0.138434    -0.161007    -0.161545  -0.151577
Ending unit value......................   39.270518    39.180721    16.311837    11.608584    11.608584  11.726674
Percentage increase in unit value*.....        16.9%        16.9%        17.1%        16.1%        16.1%      17.3%

                                                          TOP
1996                                       TOP I       TRADITION    TOP PLUS
Beginning unit value...................   29.404272    29.337035    12.165280
Reinvested capital gains and dividends.    1.366386     1.365250     0.570619
Realized and unrealized gain...........    3.240941     3.169328     1.312455
Expenses...............................   -0.407383    -0.344240    -0.117704
Ending unit value......................   33.604216    33.527373    13.930650
Percentage increase in unit value*.....        14.3%        14.3%        14.5%

  * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).
 ** Period from January 3, 1997, date of commencement of operations.
*** Period from April 1, 1997, date of commencement of operations.

                                        INTERNATIONAL SUBACCOUNT A
                                       --------------------------
                                                          TOP                   **INVESTAR      **TOP      ***TOP
1997                                       TOP I       TRADITION    TOP PLUS       VISION      SPECTRUM   EXPLORER
Beginning unit value...................   16.648702    16.648702    14.628252    10.000000    10.000000  10.000000
Reinvested capital gains and dividends.    2.797462     2.794401     2.459598     1.664018     1.660618   1.636955
Realized and unrealized loss...........   -2.402931    -2.435038    -2.145051    -1.401420    -1.398734  -1.634932
Expenses...............................   -0.227461    -0.192293    -0.138475    -0.147655    -0.146941  -0.133149
Ending unit value......................   16.815772    16.815772    14.804324    10.114943    10.114943   9.868874
Percentage increase (decrease)
 in unit value*.......................          1.0%         1.0%         1.2%         1.1%         1.1%      -1.3%


                                                          TOP
1996                                       TOP I       TRADITION    TOP PLUS
Beginning unit value...................   14.702847    14.702847    12.892796
Reinvested capital gains and dividends.    0.885797     0.887963     0.782224
Realized and unrealized gain...........    1.266926     1.233157     1.079559
Expenses...............................   -0.206868    -0.175265    -0.126327
Ending unit value......................   16.648702    16.648702    14.628252
Percentage increase in unit value*.....        13.2%        13.2%        13.5%

  * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).
 ** Period from January 3, 1997, date of commencement of operations.
*** Period from April 1, 1997, date of commencement of operations.                                      (continued)


OHIO NATIONAL VARIABLE ACCOUNT A                           FOR THE YEAR ENDED DECEMBER 31, 1997 AND 1996
--------------------------------------------------------------------------------------------------------
SCHEDULES OF CHANGES IN UNIT VALUES                                               SCHEDULE 1 (CONTINUED)

                                       CAPITAL APPRECIATION SUBACCOUNT A
                                       ---------------------------------
                                                          TOP                   **INVESTAR      **TOP      ***TOP
1997                                       TOP I       TRADITION    TOP PLUS       VISION      SPECTRUM   EXPLORER
Beginning unit value...................   13.018249    13.018249    14.484990    10.000000    10.000000  10.000000
Reinvested capital gains and dividends.    1.443749     1.347617     1.501298     1.072753     1.081459   1.082231
Realized and unrealized gain...........    0.563201     0.619089     0.688970     0.448452     0.440983   0.465434
Expenses...............................   -0.192821    -0.152577    -0.139060    -0.155007    -0.156244  -0.144894
Ending unit value......................   14.832378    14.832378    16.536198    11.366198    11.366198  11.402771
Percentage increase in unit value*.....        13.9%        13.9%        14.2%        13.7%        13.7%      14.0%

                                                          TOP
1996                                       TOP I       TRADITION    TOP PLUS
Beginning unit value...................   11.370573    11.370573    12.626458
Reinvested capital gains and dividends.    0.638865     0.639735     0.708459
Realized and unrealized gain...........    1.167969     1.142613     1.272079
Expenses...............................   -0.159158    -0.134672    -0.122006
Ending unit value......................   13.018249    13.018249    14.484990
Percentage increase in unit value*.....        14.5%        14.5%        14.7%

  * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).
 ** Period from January 3, 1997, date of commencement of operations.
*** Period from April 1, 1997, date of commencement of operations.

                                       SMALL CAP SUBACCOUNT A
                                       ----------------------
                                                          TOP                   **INVESTAR      **TOP      ***TOP
1997                                       TOP I       TRADITION    TOP PLUS       VISION      SPECTRUM   EXPLORER
Beginning unit value...................   14.205207    14.205207    18.535631    10.000000    10.000000  10.000000
Reinvested capital gains and dividends.    0.800865     0.753638     0.970631     0.567866     0.576603   0.673406
Realized and unrealized gain...........    0.432624     0.439272     0.585765     0.437338     0.431177   2.216379
Expenses...............................   -0.198127    -0.157548    -0.166023    -0.150329    -0.152905  -0.166250
Ending unit value......................   15.240569    15.240569    19.926004    10.854875    10.854875  12.723535
Percentage increase in unit value*.....         7.3%         7.3%         7.5%         8.5%         8.5%      27.2%

                                                          TOP
1996                                       TOP I       TRADITION    TOP PLUS
Beginning unit value...................   12.201273    12.201273    15.889068
Reinvested capital gains and dividends.    0.267105     0.266757     0.345849
Realized and unrealized gain...........    1.911186     1.884710     2.457224
Expenses...............................   -0.174357    -0.147533    -0.156510
Ending unit value......................   14.205207    14.205207    18.535631
Percentage increase in unit value*.....        16.4%        16.4%        16.7%

  * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).
 ** Period from January 3, 1997, date of commencement of operations.
*** Period from April 1, 1997, date of commencement of operations.

                                        GLOBAL CONTRARIAN SUBACCOUNT A
                                        ------------------------------
                                             TOP                   **INVESTAR      **TOP      ***TOP
1997                                       TRADITION    TOP PLUS       VISION      SPECTRUM   EXPLORER
Beginning unit value...................   11.226306    12.015818    10.000000    10.000000    10.000000
Reinvested capital gains and dividends.    1.374813     1.469687     1.254894     1.254369     1.220091
Realized and unrealized loss...........   -0.068179    -0.070956    -0.063374    -0.062907    -0.325676
Expenses...............................   -0.133286    -0.116564    -0.154570    -0.154512    -0.139715
Ending unit value......................   12.399654    13.297985    11.036950    11.036950    10.754700
Percentage increase in unit value*.....        10.5%        10.7%        10.4%        10.4%         7.5%

                                            TOP
1996                                     TRADITION      TOP PLUS
Beginning unit value...................   10.125502    10.816003
Reinvested capital gains and dividends.    0.323131     0.343793
Realized and unrealized gain...........    0.898359     0.961076
Expenses...............................   -0.120686    -0.105054
Ending unit value......................   11.226306    12.015818
Percentage increase in unit value*.....        10.9%        11.1%

  * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).
 ** Period from January 3, 1997, date of commencement of operations.
*** Period from April 1, 1997, date of commencement of operations.                                      (continued)



OHIO NATIONAL VARIABLE ACCOUNT A                           FOR THE YEAR ENDED DECEMBER 31, 1997 AND 1996
--------------------------------------------------------------------------------------------------------
SCHEDULES OF CHANGES IN UNIT VALUES                                               SCHEDULE 1 (CONTINUED)

                                       AGGRESSIVE GROWTH SUBACCOUNT A
                                       ------------------------------
                                            TOP                    **INVESTAR     **TOP      ***TOP
1997                                     TRADITION      TOP PLUS      VISION     SPECTRUM     EXPLORER
Beginning Unit Value...................   10.463801    12.592390    10.000000    10.000000    10.000000
Reinvested capital gains and dividends.    0.165753     0.193965     0.165218     0.167328     0.185112
Realized and unrealized gain...........    1.141214     1.376012     1.142693     1.143464     2.371976
Expenses...............................   -0.124409    -0.119100    -0.157491    -0.160372    -0.164346
Ending unit value......................   11.646359    14.043267    11.150420    11.150420    12.392742
Percentage increase in unit value*.....        11.3%        11.5%        11.5%        11.5%        23.9%


                                            TOP
1996                                     TRADITION      TOP PLUS
Beginning unit value...................   10.499375    12.610012
Reinvested capital gains and dividends.    1.572778     1.894804
Realized and unrealized loss...........   -1.495659    -1.801326
Expenses...............................   -0.112693    -0.111100
Ending unit value......................   10.463801    12.592390
Percentage decrease in unit value*.....        -0.3%        -0.1%

  * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).
 ** Period from January 3, 1997, date of commencement of operations.
*** Period from April 1, 1997, date of commencement of operations.

                                                 S&P 500 INDEX A                          SOCIAL AWARENESS
                                       ------------------------------------    ----------------------------------
                                           **TOP        **TOP       ***TOP       **TOP           **TOP   ***TOP
1997                                     TRADITION       PLUS      EXPLORER    TRADITION          PLUS   EXPLORER
Beginning unit value...................   10.000000    10.000000    10.000000    10.000000    10.000000  10.000000
Reinvested capital gains and dividends.    2.635147     2.638296     2.621413     3.003894     3.094940   3.344922
Realized and unrealized gain (loss)....    0.532788     0.530542     0.246285    -0.443846    -0.531413   0.069886
Expenses...............................   -0.136259    -0.111611    -0.160225    -0.133304    -0.112389  -0.175411
Ending unit value......................   13.031676    13.057227    12.707473    12.426744    12.451138  13.239397
Percentage increase in unit value*.....        30.3%        30.6%        27.1%        24.3%        24.5%      32.4%

  * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).
 ** Period from January 3, 1997, date of commencement of operations.
*** Period from April 1, 1997, date of commencement of operations.


                                                   CORE GROWTH A                          GROWTH & INCOME A
                                         ----------------------------------    ------------------------------------
                                           **TOP        **TOP       ***TOP       **TOP           **TOP   ***TOP
1997                                     TRADITION       PLUS      EXPLORER    TRADITION          PLUS   EXPLORER
Beginning unit value...................   10.000000    10.000000    10.000000    10.000000    10.000000  10.000000
Reinvested capital gains and dividends.    0.003786     0.003815     0.004547     1.688434     1.708924   1.793149
Realized and unrealized  gain (loss)...   -0.309274    -0.309585     1.503139     1.958928     1.941217   2.063774
Expenses...............................   -0.108109    -0.088975    -0.153819    -0.137956    -0.114227  -0.173137
Ending unit value......................    9.586403     9.605255    11.353867    13.509406    13.535914  13.683786
Percentage increase (decrease) in
 unit value*...........................        -4.1%        -3.9%        13.5%        35.1%        35.4%      36.8%

  * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).
 ** Period from January 3, 1997, date of commencement of operations.
*** Period from April 1, 1997, date of commencement of operations.

                                                 STELLAR A           STRATEGIC INCOME A        RELATIVE VALUE A
                                        ------------------------   -----------------------   ---------------------
                                        **INVESTAR       **TOP     **INVESTAR      **TOP     **INVESTAR    **TOP
1997                                      VISION        SPECTRUM     VISION       SPECTRUM     VISION     SPECTRUM
Beginning unit value...................   10.000000    10.000000    10.000000    10.000000    10.000000  10.000000
Reinvested capital gains and dividends.    0.379294     0.378377     0.993510     1.006221     0.188515   0.189945
Realized and unrealized gain (loss)....    0.587971     0.589191    -0.122364    -0.133181     2.631371   2.631298
Expenses...............................   -0.148844    -0.149147    -0.146995    -0.148889    -0.168771  -0.170128
Ending unit value......................   10.818421    10.818421    10.724151    10.724151    12.651115  12.651115
Percentage increase in unit value*.....         8.2%         8.2%         7.2%         7.2%        26.5%      26.5%

 * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).
** Period from January 3, 1997, date of commencement of operations.

                                (continued)


OHIO NATIONAL VARIABLE ACCOUNT A                           FOR THE YEAR ENDED DECEMBER 31, 1997 AND 1996
--------------------------------------------------------------------------------------------------------
SCHEDULES OF CHANGES IN UNIT VALUES                                               SCHEDULE 1 (CONTINUED)

                                            VIP                     VIP EQUITY                 VIP HIGH
                                          GROWTH A                   INCOME A               INCOME BOND A
                                         ----------                 ---------               -------------
                                          ***TOP                      ***TOP                    ***TOP
1997                                     EXPLORER                    EXPLORER                  EXPLORER

Beginning unit value...................   10.000000                 10.000000                 10.000000
Reinvested capital gains and dividends.    0.000000                  0.000000                  0.000000
Realized and unrealized gain...........    2.644242                  2.661373                  1.846520
Expenses...............................   -0.159535                 -0.156931                 -0.151690
Ending unit value......................   12.484707                 12.504442                 11.694830
Percentage increase in unit value*.....        24.8%                     25.0%                     16.9%

  * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).
*** Period from April 1, 1997, date of commencement of operations.


                                                 EMERGING MARKET A
                                         ------------------------------------
                                         **INVESTAR      **TOP        ***TOP
1997                                       VISION       SPECTRUM     EXPLORER
Beginning unit value...................   10.000000    10.000000    10.000000
Reinvested capital gains and dividends.    0.041443     0.041634     0.038257
Realized and unrealized loss...........   -0.107505    -0.106937    -0.739399
Expenses...............................   -0.145521    -0.146280    -0.124698
Ending unit value......................    9.788417     9.788417     9.174160
Percentage decrease in unit value*.....        -2.1%        -2.1%        -8.3%

  * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).
 ** Period from January 3, 1997, date of commencement of operations.
*** Period from April 1, 1997, date of commencement of operations.

The accompanying notes are a integral part of these financial statements.

                        OHIO NATIONAL VARIABLE ACCOUNT A


                                    FORM N-4





                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG Peat Marwick LLP dated January 30,
      1998

      Statements of Assets and Contract Owners' Equity dated December 31, 1997

      Statement of Operations and Changes in Contract Owners' Equity for the Years Ended December 31, 1997 and 1996

      Notes to Financial Statements dated December 31, 1997

      Schedules of Changes in Unit Values for the Years Ended December 31, 1997 and 1996
The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG Peat Marwick LLP dated February 12, 1998

      Consolidated Balance Sheets dated December 31, 1997 and 1996

      Consolidated Statements of Income for the Years Ended December 31, 1997, 1996 and 1995

      Consolidated Statements of Equity for the Years Ended December 31, 1997, 1996 and 1995

      Consolidated Statements of Cash Flows for the Years Ended December 31, 1997, 1996 and 1995

      Notes to Consolidated Financial Statements dated December 31, 1997, 1996 and 1995

Consent of the following:
      KPMG Peat Marwick LLP


Exhibits:

(8)(a)    Power of Attorney by a director of the Depositor.


All other relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit
             (3)(a) of the Registrant's Form N-4 on December 30, 1997 (File no. 333-43515).

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).


      (3)(d) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of "ONcore" Variable Annuities was filed as Exhibit (3)(d) of the Registrant's Form N-4, Pre-effective Amendment No. 2 on April 16, 1998.


      (3)(e) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on April 10, 1998
             (File no. 333-43515).

      (3)(f) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on
             April 10, 1998 (File no. 333-43515).

      (4) Variable Deferred Annuity Contract, Form 98-VA-2, was filed as Exhibit (4) of the Registrant's Form N-4 on December 30, 1997 (File no. 333-43515).

      (5)(a) Tax-Qualified Variable Annuity Application, Form V-4890-A, was filed as Exhibit (5)(a) of the Registrant's registration statement on Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91213).

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 22 on March 2, 1998 (File no. 2-91213).

     (13) Computation of Performance Data was filed as Exhibit (13) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on
             April 10, 1998 (File no. 333-43515).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Ronald L. Benedict*                Corporate Vice President, Counsel and
                                   Secretary

Michael A. Boedeker*               Vice President, Fixed Income Securities

Robert A. Bowen*                   Senior Vice President, Information Systems

Roylene M. Broadwell*              Vice President & Treasurer

Joseph P. Brom*                    Director and Senior Vice President & Chief
                                   Investment Officer

Dale P. Brown                      Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski               Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Senior Vice President and Chief
                                   Financial Officer

Michael J. Ferry*                  Vice President, Information Systems

Michael F. Haverkamp*              Vice President and Counsel

John A. Houser III*                Vice President, Claims

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

Charles S. Mechem, Jr.            Director
One East Fourth Street
Cincinnati, Ohio 45202

James I. Miller, II*              Vice President, Marketing Support

Thomas O. Olson*                  Vice President, Underwriting

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Senior Vice President, Strategic
                                  Initiatives

George B. Pearson, Jr.*           Vice President, PGA Marketing

J. Donald Richardson*             Senior Regional Vice President

D. Gates Smith*                   Director and Senior Vice President, Sales

Michael D. Stohler*               Director and Vice President, Mortgages and
                                  Real Estate

Stuart G. Summers*                Director and Senior Vice President and General
                                  Counsel

Dennis C. Twarogowski*            Vice President, Career Marketing

Oliver W. Waddell                 Director
425 Walnut Street
Cincinnati, Ohio 45202

Dr. David S. Williams*            Vice President and Medical Director

Stephen T. Williams*              Vice President, Equity Investments


*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

--------------------------------------------------------------------------------
              THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------




-------------------------------       -----------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000

-------------------------------       --------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.         D. O'Maley

V.P. & Dir.         J. Brom           Pres. & Dir.        J. Palmer

Secy. & Dir.        J. Fischer        VP & Dir.           T. Backus

Treas. & Dir.       D. Taney          VP & Dir.           J. Miller

                                      Sr. VP              T. Barefield

                                      Secretary & Dir.    R. Benedict

                                      Treasurer           B. Turner

                                      Compliance Officer  J. Dunn

                                      Asst. Secy.         M. Haverkamp



-------------------------------       --------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
                                                   S E P A R A T E  A C C O U N T S
                                                   --------------------------------
                                                          A  B  C  D  E  F
                                                   --------------------------------

-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------            ------------------------------------
                                   Chm. & Dir.         D. O'Maley            Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        J. Brom                                                  Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.        J. Palmer             Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.         M. Haverkamp          Sr. VP & Dir.          J. Brom
VP & Dir.           M. Stohler                                               Sr. Vice Pres.         T. Barefield
                                   Secy. & Dir.        R. Benedict           Sr. Vice Pres.         A. Bowen
VP & Dir.           S. Williams                                              Sr. Vice Pres.         D. Cook
                                   Treasurer           B. Turner             Sr. Vice Pres.         G. Smith
Treasurer           D. Taney                                                 Vice Pres. & Treas.    R. Broadwell
                                   Compliance Director J. Dunn               Vice President         M. Boedeker
Secretary           R. Benedict                                              Vice President         T. Backus
                                                                             Vice President         G. Pearson
VP                  K. Hanson                                                Vice President         M. Stohler
                                                                             Vice President         D. Twarogowski
                                                                             Vice Pres.             J. Houser
VP                  D. Hundley                                               Vice Pres & Secy.      R. Benedict
                                                                             Asst. Secy.            J. Fischer
VP                  J. Martin                                                Asst. Actuary          K. Flischel
-------------------------------    ------------------------------            -------------------------------------
                                                                                        SEPARATE ACCOUNT
                                                                           -------------------------------------

                                                                                               R
                                                                                              ---

                                  <= Advisor to  Advisor to =>
                 --------------------------------------------------------
-----------------------------         --------------------------------          --------------------------------
    ONE FUND, INC.                    O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

A MARYLAND CORPORATION                AN OHIO CORPORATION                       A MARYLAND CORPORATION
AN OPEN END DIVISIFIED                A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------          --------------------------------
Pres. & Dir.        J. Palmer         Pres. & Dir.        J. Palmer             Pres. & Dir.        J. Palmer
Vice. Pres.         M. Boedeker                                           -----  Vice President      M. Boedeker
Vice  Pres.         J. Brom           VP & Dir.           G. Smith               Vice President      J.Brom
Vice Pres.          T. Barefield                                                 Vice President      S. Williams
Vice Pres.          S. Williams       VP & Dir.           D. McClure             Treasurer           D. Taney
Treasurer           D. Taney                                            --------  Secy. & Dir.        R. Benedict
Secy. & Dir.        R. Benedict       Treasurer           K. Jaeger               Director            R. Love
Director            R. Love                                                       Director            G. Castrucci
Director            G. Castrucci      Secretary           M. Haverkamp            Director            G. Vredeveld
Director            G. Vredeveld                                                  Sr. Vice Pres.      T. Barefield


---------------------------------     --------------------------------            ---------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.

ITEM 27.  NUMBER OF CONTRACTOWNERS


As of December 10, 1998, the Registrant's contracts were owned by 22,439 owners.


ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

      Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is presently Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                                 Position with ONE, Inc.
      ----                                 -----------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      James I. Miller                      Vice President and Director
      Trudy K. Backus                      Vice President and Director
      Joni L. Dunn                         Vice President and Compliance Officer
      Ronald L. Benedict                   Secretary and Director
      Barbara A. Turner                    Treasurer


The principal business address of each of the foregoing is One Financial Way, Cincinnati, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------

$2,997,646                          None                          None                   None

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Cincinnati, Ohio  45242

        Star Bank, N.A. ("Custodian")
        425 Walnut Street
        Cincinnati, Ohio 45202

(2)     General and auxiliary ledgers:

        Depositor and Custodian

(3)     Securities records for portfolio securities:

        Custodian

(4)     Corporate charter, by-laws and minute books:

        Registrant has no such documents.

(5)     Records of brokerage orders:

        Not applicable.

(6)     Records of other portfolio transactions:

        Custodian

(7)     Records of options:

        Not applicable

(8)     Records of trial balances:

        Custodian

(9)     Quarterly records of allocation of brokerage orders and commissions:

        Not applicable

(10)    Records identifying persons or group authorizing portfolio transactions:

        Depositor

(11)    Files of advisory materials:

        Not applicable

(12)    Other records

        Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life

Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by The Ohio National Life Insurance Company.


(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 15th day of December, 1998.


                          OHIO NATIONAL VARIABLE ACCOUNT A
                                    (Registrant)

                           By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                     (Depositor)


                           By /s/ Thomas A. Barefield
                              -----------------------------------------
                            Thomas A. Barefield, Senior Vice President,
                                 Institutional Sales

Attest:

/s/Ronald L. Benedict
--------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 15th day of December, 1998.


                            THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                         (Depositor)


                              By /s/ Thomas A. Barefield
                                 ------------------------------------------
                                 Thomas A. Barefield, Senior Vice President,
                                                 Institutional Sales

Attest:


/s/Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                       Title                         Date
---------                       -----                         ----


 s/David B. O'Maley             Chairman, President,          December 15, 1998
-------------------------       Chief Executive Officer
 David B. O'Maley               and Director


/s/ Joseph P. Brom
-------------------------       Director                      December 15, 1998
 Joseph P. Brom


*s/Dale P. Brown                Director                      December 15, 1998
-------------------------
 Dale P. Brown


*s/Jack E. Brown                Director                      December 15, 1998
-------------------------
 Jack E. Brown


*s/William R. Burleigh          Director                      December 15, 1998
-------------------------
 William R. Burleigh


*s/Victoria B. Buyniski         Director                      December 15, 1998
-------------------------
 Victoria B. Buyniski


*s/Raymond R. Clark             Director                      December 15, 1998
-------------------------
 Raymond R. Clark


 s/Ronald J. Dolan              Director                      December 15, 1998
-------------------------
 Ronald J. Dolan


*s/Charles S. Mechem, Jr.       Director                      December 15, 1998
-------------------------
 Charles S. Mechem, Jr.


*s/James F. Orr                 Director                      December 15, 1998
-------------------------
 James F. Orr


 s/John J. Palmer               Director                      December 15, 1998
-------------------------
 John J. Palmer

 s/D. Gates Smith                Director                      December 15, 1998
-------------------------
 D. Gates Smith

 s/Stuart G. Summers             Director                      December 15, 1998
-------------------------
 Stuart G. Summers

*s/Oliver W. Waddell             Director                      December 15, 1998
-------------------------
 Oliver W. Waddell


*By s/John J. Palmer
-------------------------
   John J. Palmer
   -------------------, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                                              Page Number in
Exhibit                                                                       Sequential
Number                  Description                                           Numbering System
------                  -----------                                           ----------------

           Consent of KPMG Peat Marwick LLP

(8)(a)     Power of Attorney by a director of the Depositor